UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23504
AIM ETF PRODUCTS TRUST
On behalf of the following series:
AllianzIM U.S. Large Cap Buffer10 Jan ETF (Ticker: AZAJ)
AllianzIM U.S. Large Cap Buffer20 Jan ETF (Ticker: AZBJ)
AllianzIM U.S. Large Cap Buffer10 Apr ETF (Ticker: AZAA)
AllianzIM U.S. Large Cap Buffer20 Apr ETF (Ticker: AZBA)
AllianzIM U.S. Large Cap Buffer10 Jul ETF (Ticker: AZAL)
AllianzIM U.S. Large Cap Buffer20 Jul ETF (Ticker: AZBL)
AllianzIM U.S. Large Cap Buffer10 Oct ETF (Ticker: AZAO)
AllianzIM U.S. Large Cap Buffer20 Oct ETF (Ticker: AZBO)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (Ticker: SIXO)
(Exact name of registrant as specified in charter)
5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416-1297
(Address of principal executive offices) (Zip Code)
Erik T. Nelson, Chief Legal Officer 5701 Golden Hills Drive Minneapolis, MN 55416-1297
(Name and address of agent for service)
Registrant's telephone number, including area code: (763) 765-7453
Date of fiscal year end: September 30
Date of reporting period: September 30, 2021
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

ALLIANZ INVESTMENT MANAGEMENT LLC

AIM ETF Products Trust

ANNUAL REPORT

September 30, 2021

Buffered Outcome Exchange-Traded Funds

BUFFER10 SERIES: 10% Buffer on the S&P 500® Price Index with a one year Outcome Period

AllianzIM U.S. Large Cap Buffer10 Jan ETF | AZAJ | NYSE Arca
AllianzIM U.S. Large Cap Buffer10 Apr ETF | AZAA | NYSE Arca
AllianzIM U.S. Large Cap Buffer10 Jul ETF | AZAL | NYSE Arca
AllianzIM U.S. Large Cap Buffer10 Oct ETF | AZAO | NYSE Arca

BUFFER20 SERIES: 20% Buffer on the S&P 500® Price Index with a one year Outcome Period

AllianzIM U.S. Large Cap Buffer20 Jan ETF | AZBJ | NYSE Arca
AllianzIM U.S. Large Cap Buffer20 Apr ETF | AZBA | NYSE Arca
AllianzIM U.S. Large Cap Buffer20 Jul ETF | AZBL | NYSE Arca
AllianzIM U.S. Large Cap Buffer20 Oct ETF | AZBO | NYSE Arca

6 MONTH BUFFER10 SERIES: 10% Buffer on the S&P 500® Price Index with a six month Outcome Period
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF | SIXO | NYSE Arca

Want to know more? AllianzIM.com | 1-877-429-3837

AIM ETF PRODUCTS TRUST
Letter from the President (unaudited)
Dear Shareholders,
Thank you for being an investor in the AllianzIM Buffered Outcome Exchange-Traded Funds (“ETFs”). As part of one of the largest asset management and diversified insurance companies in the world, Allianz Investment Management LLC (“AllianzIM”) maintains a long track record of developing and executing risk management strategies. The AllianzIM Buffered Outcome ETFs (the “Funds”) are designed to provide risk mitigation solutions by allowing investors to participate in the growth potential of equity markets up to a stated Cap with an explicit downside Buffer. The AllianzIM ETF platform now offers nine Buffered Outcome ETFs including our first 6-month outcome period solution. This Annual Report covers the last twelve months as of September 30, 2021.
Favorable economic conditions have led to a one-way ticket to higher levels as the S&P 500® Price Return Index (“S&P 500 Price Index”) was up 28.09% over the last year, but not without some turbulence along the way. Prolonged monetary support from the Federal Reserve (the “Fed”) has led to a swell of liquidity within financial markets, driving up valuations amongst risk assets. Significant progress towards vaccinating the U.S population allowed the economy to open back up and become less restrictive while much of the pent up household savings was deployed. The strong economic rebound during the first half of the year led to impressive equity gains that did not go unnoticed. However, the swift recovery has brought on some unintended consequences with bottlenecks in global supply chains and elevated consumer demand driving up consumer prices. Imbalances of supply and demand have driven inflation well above expectations this year and the Fed has pulled forward their plans to reduce monetary accommodation as a result. After reaching a peak in early September, the S&P 500 Price Index experienced a bout of volatility as a byproduct of the building uncertainty around the path of the economy going forward and expected changes in policy from the Fed.
As a whole, markets have remained mostly calm throughout the year, but the shifting tide from the Fed and persisting inflation levels has dialed up uncertainty and cast doubts on the path of growth for the U.S. economy in the months ahead. In turn, volatility measured by the Cboe Volatility Index (VIX) has experienced brief spikes when investors dialed back their risk appetite. However, against a market backdrop flush with liquidity, every dip in equity prices was met with strong buying demand throughout the year. As the Fed is expected to begin removing liquidity in the near future by slowing its bond purchase program, there is a chance that future market downturns may not recover as quickly as before. The reflation trade started losing steam in the second half of this year as technical factors overcame fundamentals and kept pressure on long-term rates, but the 10-year Treasury yield is still up over 0.60% since the beginning of the year. What is becoming more apparent to market participants is that the transitory message on inflation from the Fed is beginning to overstay its welcome. The rise in consumer prices hasn’t moderated much and imbalances of supply and demand have kept inflation well above expectations this year. A higher rate regime should be something investors pay close attention to as changes in monetary policy and elevated uncertainty surrounding inflation may have an impact on equity valuations and bonds.
The economy appears to be entrenched in the mid-cycle stage, but investors may have become too comfortable with the levels of monetary stimulus the Fed has injected over the last 18 months. The future could be an unpleasant period for market participants as the removal of Fed support will be underway soon and equity markets will have to learn how to stand on their own again. Overall, we remain positive on the economic recovery, but it is evident that there is no shortage of potential risks that could derail the current trajectory.
We believe investment solutions with built-in risk mitigation can be an important cornerstone of an investor’s portfolio. This sentiment resonates with investors based on findings from the Allianz Life Insurance Company of North America Q3 Quarterly Market Perceptions Study. The study found that people are increasingly likely to say it’s important to have some retirement savings in products that protect from market loss (70% in Q3 compared with 64% in Q2). Further, nearly three quarters (72%) say they would be willing to trade off some upside growth potential to have some protection from market loss. Finally, those with high investable assets (>$200k), are even more likely to agree that it is important to protect retirement savings from loss (83%), and that they are willing to sacrifice gains for this protection (81%). Risk management is in our DNA at AllianzIM. While the future path for equity and bond markets is uncertain, investors can place their confidence with our Buffered Outcome ETFs. For more information regarding the Funds, please contact your investment professional or call 877-4AZ-ETFS for additional information. Furthermore, please visit our website at www.AllianzIM.com to learn more about the Funds.

Sincerely,
Brian Muench
President
AIM ETF Products Trust
Allianz Investment Management LLC is a registered investment adviser and a wholly owned subsidiary of Allianz Life Insurance Company of North America.
The views expressed above reflect the views of Allianz Investment Management LLC as of 10/2021. These views may change as the market or conditions change. This report is not intended to be used to provide financial advice and does not address or account for an individual’s circumstances. Past performance does not guarantee future results and no forecast should be considered a guarantee either.

AIM ETF PRODUCTS TRUST
ALLIANZIM U.S. LARGE CAP BUFFER10 JAN ETF
ALLIANZIM U.S. LARGE CAP BUFFER20 JAN ETF
Fund Performance Overview (unaudited)
The January series of AllianzIM Buffered Outcome ETFs seek to match the returns of the S&P 500® Price Return Index (“S&P 500 Price Index”) up to a stated upside Cap, while limiting downside losses to the S&P 500 Price Index by the amount of the stated Buffer each as defined in the Fund’s prospectus over a twelve-month outcome period (the “outcome”), which initiated on January 1, 2021. The AllianzIM Buffered Outcome ETFs seek to provide capital appreciation to U.S. large-cap equity markets, subject to the Cap, while limiting downside risk through the Buffer structure. This market commentary will primarily focus on factors influencing the S&P 500 Price Index over the period from the Funds’ inception (December 31, 2020) through September 30, 2021.
During the period from the Funds’ inception (December 31, 2020) through September 30, 2021, the S&P 500 Price Index gained 14.68%.
With the economic recovery underway at the start of 2021, market concerns started to shift to inflationary pressures with global supply chain disruptions and an ongoing supply-demand imbalance creating a headwind for many sectors of the economy. The stock market continued to advance looking past the near-term spike in inflation and shrugging off indications that the Federal Reserve may raise interest rates sooner than expected given the inflationary signals. The economy hit a soft patch at the end of the period as the delta variant of COVID-19 appeared to have slowed the near-term growth outlook and the regulatory crackdown in China led to a global risk-off sentiment.
The AllianzIM Buffered Outcome ETFs performed as expected during this period – providing upside appreciation relative to the Cap, while mitigating risk during drawdowns (defined as peak-to-trough market declines). With elevated equity valuations and the potential for rising interest rates on the horizon, the conditions could be ripe for higher volatility going forward. Against this backdrop, the AllianzIM Buffered Outcome ETFs could serve as a valuable option within a total portfolio allocation.
Each AllianzIM Buffered Outcome ETF is subject to an upside return Cap that represents the absolute maximum percentage return that the Fund can achieve for its outcome period. Therefore, even though the Fund seeks to provide returns based upon the performance of the S&P 500 Price Index, if the return of the S&P 500 Price Index for the outcome period exceeds the Cap, the Fund will not experience those excess gains. The Funds’ website, www.AllianzIM.com, provides important information relating to each Fund, including potential outcomes of an investment in the Fund.

AIM ETF PRODUCTS TRUST
ALLIANZIM U.S. LARGE CAP BUFFER10 JAN ETF
Fund Performance Overview (unaudited) (continued)
The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Jan ETF (“AZAJ”) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (December 31, 2020*) to September 30, 2021.
AllianzIM U.S. Large Cap Buffer10 Jan ETF Growth of a Hypothetical $10,000 Investment

Allianz U.S. Large Cap Buffer10 Jan ETF (NAV) ($10,948) Allianz U.S. Large Cap Buffer10 Jan ETF (Market) ($10,956) S&P 500 Price Return IndexSM ($11,468)

Average Annual Return as of September 30, 2021
Since Inception (December 31, 2020)*
Allianz U.S. Large Cap Buffer10 Jan ETF (NAV)	9.48%
Allianz U.S. Large Cap Buffer10 Jan ETF (Market Price)	9.56%
S&P 500 Price Return IndexSM	14.68%
(1)
The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of September 30, 2021, the S&P 500 Price IndexSM was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $3.8 billion and $2.3 trillion.

*	The inception date, December 31, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of AZAJ were listed on the NYSE Arca, Inc. on January 4, 2021.
The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIM.com, or by calling 877-429-3837 (877-4AZ-ETFS).
Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.
One cannot invest directly in an index.
The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

AIM ETF PRODUCTS TRUST
ALLIANZIM U.S. LARGE CAP BUFFER20 JAN ETF
Fund Performance Overview (unaudited) (continued)
The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Jan ETF (“AZBJ”) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (December 31, 2020*) to September 30, 2021.
AllianzIM U.S. Large Cap Buffer20 Jan ETF Growth of a Hypothetical $10,000 Investment

Allianz U.S. Large Cap Buffer20 Jan ETF (NAV) ($10,490) Allianz U.S. Large Cap Buffer20 Jan ETF (Market) ($10,506) S&P 500 Price Return IndexSM ($11,468)

Average Annual Return as of September 30, 2021
Since Inception (December 31, 2020)*
Allianz U.S. Large Cap Buffer20 Jan ETF (NAV)	4.90%
Allianz U.S. Large Cap Buffer20 Jan ETF (Market Price)	5.06%
S&P 500 Price Return IndexSM	14.68%
(1)
The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of September 30, 2021, the S&P 500 Price IndexSM was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $3.8 billion and $2.3 trillion.

*	The inception date, December 31, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of AZBJ were listed on the NYSE Arca, Inc. on January 4, 2021.
The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIM.com, or by calling 877-429-3837 (877-4AZ-ETFS).
Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.
One cannot invest directly in an index.
The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

AIM ETF PRODUCTS TRUST
ALLIANZIM U.S. LARGE CAP BUFFER10 APR ETF
ALLIANZIM U.S. LARGE CAP BUFFER20 APR ETF
Fund Performance Overview (unaudited)
The April series of AllianzIM Buffered Outcome ETFs seek to match the returns of the S&P 500® Price Return Index (“S&P 500 Price Index”) up to a stated upside Cap, while limiting downside losses to the S&P 500 Price Index by the amount of the stated Buffer each as defined in the Fund’s prospectus over a twelve-month outcome period (the “outcome”), the most recent of which began on April 1, 2021. The AllianzIM Buffered Outcome ETFs seek to provide capital appreciation to U.S. large-cap equity markets, subject to the Cap, while limiting downside risk through the Buffer structure. This market commentary will primarily focus on factors influencing the S&P 500 Price Index over the last year ended September 30, 2021. Because this period does not align with the outcome period of the April series of AllianzIM Buffered Outcome ETFs, the Funds’ performance information provided below for periods ended September 30, 2021 does not align with the outcome the Funds seek to achieve over the applicable outcome period.
During the twelve-month period ended September 30, 2021, the S&P 500 Price Index gained 28.09%. Stocks rallied at the end of 2020 on optimism following the announcement of an effective COVID-19 vaccine. While equity markets briefly experienced a bout of volatility heading into the November U.S. elections, the economic rebound proved resilient and stocks climbed higher after being supported by the unprecedented U.S. fiscal stimulus and aggressive actions by the Federal Reserve throughout the last year.
With the economic recovery underway at the start of 2021, market concerns started to shift to inflationary pressures with global supply chain disruptions and an ongoing supply-demand imbalance creating a headwind for many sectors of the economy. The stock market continued to advance looking past the near-term spike in inflation and shrugging off indications that the Federal Reserve may raise interest rates sooner than expected given the inflationary signals. The economy hit a soft patch at the end of the period as the delta variant of COVID-19 appeared to have slowed the near-term growth outlook and the regulatory crackdown in China led to a global risk-off sentiment.
The AllianzIM Buffered Outcome ETFs performed as expected during this period – providing upside appreciation relative to the Cap, while mitigating risk during drawdowns (defined as peak-to-trough market declines). With elevated equity valuations and the potential for rising interest rates on the horizon, the conditions could be ripe for higher volatility going forward. Against this backdrop, the AllianzIM Buffered Outcome ETFs could serve as a valuable option within a total portfolio allocation.
Each AllianzIM Buffered Outcome ETF is subject to an upside return Cap that represents the absolute maximum percentage return that the Fund can achieve for its outcome period. Therefore, even though the Fund seeks to provide returns based upon the performance of the S&P 500 Price Index, if the return of the S&P 500 Price Index for the outcome period exceeds the Cap, the Fund will not experience those excess gains. The Funds’ website, www.AllianzIM.com, provides important information relating to each Fund, including potential outcomes of an investment in the Fund.

AIM ETF PRODUCTS TRUST
ALLIANZIM U.S. LARGE CAP BUFFER10 APR ETF
Fund Performance Overview (unaudited) (continued)
The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Apr ETF (“AZAA”) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (May 28, 2020*) to September 30, 2021.
AllianzIM U.S. Large Cap Buffer10 Apr ETF Growth of a Hypothetical $10,000 Investment

Allianz U.S. Large Cap Buffer10 Apr ETF (NAV) ($11,749) Allianz U.S. Large Cap Buffer10 Apr ETF (Market) ($11,744) S&P 500 Price Return IndexSM ($14,218)

Average Annual Return as of September 30, 2021
	One Year	Since Inception (May 28, 2020)*
Allianz U.S. Large Cap Buffer10 Apr ETF (NAV)	12.13%	12.76%
Allianz U.S. Large Cap Buffer10 Apr ETF (Market Price)	11.77%	12.80%
S&P 500 Price Return IndexSM	28.09%	29.97%
(1)
The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of September 30, 2021, the S&P 500 Price IndexSM was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $3.8 billion and $2.3 trillion.

*	The inception date, May 28, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of AZAA were listed on the NYSE Arca, Inc. on June 1, 2020.
The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIM.com, or by calling 877-429-3837 (877-4AZ-ETFS).
Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.
One cannot invest directly in an index.
The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

AIM ETF PRODUCTS TRUST
ALLIANZIM U.S. LARGE CAP BUFFER20 APR ETF
Fund Performance Overview (unaudited) (continued)
The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Apr ETF (“AZBA”) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (May 28, 2020*) to September 30, 2021.
AllianzIM U.S. Large Cap Buffer20 Apr ETF Growth of a Hypothetical $10,000 Investment

Allianz U.S. Large Cap Buffer20 Apr ETF (NAV) ($10,885) Allianz U.S. Large Cap Buffer20 Apr ETF (Market) ($10,901) S&P 500 Price Return IndexSM ($14,218)

Average Annual Return as of September 30, 2021
	One Year	Since Inception (May 28, 2020)*
Allianz U.S. Large Cap Buffer20 Apr ETF (NAV)	5.90%	6.52%
Allianz U.S. Large Cap Buffer20 Apr ETF (Market Price)	5.81%	6.68%
S&P 500 Price Return IndexSM	28.09%	29.97%
(1)
The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of September 30, 2021, the S&P 500 Price IndexSM was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $3.8 billion and $2.3 trillion.

*	The inception date, May 28, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of AZBA were listed on the NYSE Arca, Inc. on June 1, 2020.
The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIM.com, or by calling 877-429-3837 (877-4AZ-ETFS).
Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.
One cannot invest directly in an index.
The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

AIM ETF PRODUCTS TRUST
ALLIANZIM U.S. LARGE CAP BUFFER10 JUL ETF
ALLIANZIM U.S. LARGE CAP BUFFER20 JUL ETF
Fund Performance Overview (unaudited)
The July series of AllianzIM Buffered Outcome ETFs seek to match the returns of the S&P 500® Price Return Index (“S&P 500 Price Index”) up to a stated upside Cap, while limiting downside losses to the S&P 500 Price Index by the amount of the stated Buffer each as defined in the Fund’s prospectus over a twelve-month outcome period (the “outcome”), the most recent of which began on July 1, 2021. The AllianzIM Buffered Outcome ETFs seek to provide capital appreciation to U.S. large-cap equity markets, subject to the Cap, while limiting downside risk through the Buffer structure. This market commentary will primarily focus on factors influencing the S&P 500 Price Index over the last year ended September 30, 2021. Because this period does not align with the outcome period of the July series of AllianzIM Buffered Outcome ETFs, the Funds’ performance information provided below for periods ended September 30, 2021 does not align with the outcome the Funds seek to achieve over the applicable outcome period.
During the twelve-month period ended September 30, 2021, the S&P 500 Price Index gained 28.09%. Stocks rallied at the end of 2020 on optimism following the announcement of an effective COVID-19 vaccine. While equity markets briefly experienced a bout of volatility heading into the November U.S. elections, the economic rebound proved resilient and stocks climbed higher after being supported by the unprecedented U.S. fiscal stimulus and aggressive actions by the Federal Reserve throughout the last year.
With the economic recovery underway at the start of 2021, market concerns started to shift to inflationary pressures with global supply chain disruptions and an ongoing supply-demand imbalance creating a headwind for many sectors of the economy. The stock market continued to advance looking past the near-term spike in inflation and shrugging off indications that the Federal Reserve may raise interest rates sooner than expected given the inflationary signals. The economy hit a soft patch at the end of the period as the delta variant of COVID-19 appeared to have slowed the near-term growth outlook and the regulatory crackdown in China led to a global risk-off sentiment.
The AllianzIM Buffered Outcome ETFs performed as expected during this period – providing upside appreciation relative to the Cap, while mitigating risk during drawdowns (defined as peak-to-trough market declines). With elevated equity valuations and the potential for rising interest rates on the horizon, the conditions could be ripe for higher volatility going forward. Against this backdrop, the AllianzIM Buffered Outcome ETFs could serve as a valuable option within a total portfolio allocation.
Each AllianzIM Buffered Outcome ETF is subject to an upside return Cap that represents the absolute maximum percentage return that the Fund can achieve for its outcome period. Therefore, even though the Fund seeks to provide returns based upon the performance of the S&P 500 Price Index, if the return of the S&P 500 Price Index for the outcome period exceeds the Cap, the Fund will not experience those excess gains. The Funds’ website, www.AllianzIM.com, provides important information relating to each Fund, including potential outcomes of an investment in the Fund.

AIM ETF PRODUCTS TRUST
ALLIANZIM U.S. LARGE CAP BUFFER10 JUL ETF
Fund Performance Overview (unaudited) (continued)
The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Jul ETF (“AZAL”) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (June 30, 2020*) to September 30, 2021.
AllianzIM U.S. Large Cap Buffer10 Jul ETF Growth of a Hypothetical $10,000 Investment

Allianz U.S. Large Cap Buffer10 Jul ETF (NAV) ($11,581) Allianz U.S. Large Cap Buffer10 Jul ETF (Market) ($11,574) S&P 500 Price Return IndexSM ($13,894)

Average Annual Return as of September 30, 2021
	One Year	Since Inception (June 30, 2020)*
Allianz U.S. Large Cap Buffer10 Jul ETF (NAV)	10.64%	12.44%
Allianz U.S. Large Cap Buffer10 Jul ETF (Market Price)	10.14%	12.38%
S&P 500 Price Return IndexSM	28.09%	30.04%
(1)
The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of September 30, 2021, the S&P 500 Price IndexSM was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $3.8 billion and $2.3 trillion.

*	The inception date, June 30, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of AZAL were listed on the NYSE Arca, Inc. on July 1, 2020.
The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIM.com, or by calling 877-429-3837 (877-4AZ-ETFS).
Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.
One cannot invest directly in an index.
The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

AIM ETF PRODUCTS TRUST
ALLIANZIM U.S. LARGE CAP BUFFER20 JUL ETF
Fund Performance Overview (unaudited) (continued)
The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Jul ETF (“AZBL”) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (June 30, 2020*) to September 30, 2021.
AllianzIM U.S. Large Cap Buffer20 Jul ETF Growth of a Hypothetical $10,000 Investment

Allianz U.S. Large Cap Buffer20 Jul ETF (NAV) ($10,829) Allianz U.S. Large Cap Buffer20 Jul ETF (Market) ($10,845) S&P 500 Price Return IndexSM ($13,894)

Average Annual Return as of September 30, 2021
	One Year	Since Inception (June 30, 2020)*
Allianz U.S. Large Cap Buffer20 Jul ETF (NAV)	5.43%	6.57%
Allianz U.S. Large Cap Buffer20 Jul ETF (Market Price)	5.23%	6.69%
S&P 500 Price Return IndexSM	28.09%	30.04%
(1)
The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of September 30, 2021, the S&P 500 Price IndexSM was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $3.8 billion and $2.3 trillion.

*	The inception date, June 30, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of AZBL were listed on the NYSE Arca, Inc. on July 1, 2020.
The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIM.com, or by calling 877-429-3837 (877-4AZ-ETFS).
Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.
One cannot invest directly in an index.
The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

AIM ETF PRODUCTS TRUST
ALLIANZIM U.S. LARGE CAP BUFFER10 OCT ETF
ALLIANZIM U.S. LARGE CAP BUFFER20 OCT ETF
Fund Performance Overview (unaudited)
The October series of AllianzIM Buffered Outcome ETFs seek to match the returns of the S&P 500® Price Return Index (“S&P 500 Price Index”) up to a stated upside Cap, while limiting downside losses to the S&P 500 Price Index by the amount of the stated Buffer each as defined in the Fund’s prospectus over a twelve-month outcome period, (the “outcome”), the most recent of which began on October 1, 2021. The AllianzIM Buffered Outcome ETFs seek to provide capital appreciation to U.S. large-cap equity markets, subject to the Cap, while limiting downside risk through the Buffer structure. This market commentary will primarily focus on factors influencing the S&P 500 Price Index over the last year ended September 30, 2021.
During the twelve-month period ended September 30, 2021, the S&P 500 Price Index gained 28.09%. Stocks rallied at the end of 2020 on optimism following the announcement of an effective COVID-19 vaccine. While equity markets briefly experienced a bout of volatility heading into the November U.S. elections, the economic rebound proved resilient and stocks climbed higher after being supported by the unprecedented U.S. fiscal stimulus and aggressive actions by the Federal Reserve throughout the last year.
With the economic recovery underway at the start of 2021, market concerns started to shift to inflationary pressures with global supply chain disruptions and an ongoing supply-demand imbalance creating a headwind for many sectors of the economy. The stock market continued to advance looking past the near-term spike in inflation and shrugging off indications that the Federal Reserve may raise interest rates sooner than expected given the inflationary signals. The economy hit a soft patch at the end of the period as the delta variant of COVID-19 appeared to have slowed the near-term growth outlook and the regulatory crackdown in China led to a global risk-off sentiment.
The AllianzIM Buffered Outcome ETFs performed as expected during this period – providing upside appreciation relative to the Cap, while mitigating risk during drawdowns (defined as peak-to-trough market declines). With elevated equity valuations and the potential for rising interest rates on the horizon, the conditions could be ripe for higher volatility going forward. Against this backdrop, the AllianzIM Buffered Outcome ETFs could serve as a valuable option within a total portfolio allocation.
Each AllianzIM Buffered Outcome ETF is subject to an upside return Cap that represents the absolute maximum percentage return that the Fund can achieve for its outcome period. Therefore, even though the Fund seeks to provide returns based upon the performance of the S&P 500 Price Index, if the return of the S&P 500 Price Index for the outcome period exceeds the Cap, the Fund will not experience those excess gains. The Funds’ website, www.AllianzIM.com, provides important information relating to each Fund, including potential outcomes of an investment in the Fund.

AIM ETF PRODUCTS TRUST
ALLIANZIM U.S. LARGE CAP BUFFER10 OCT ETF
Fund Performance Overview (unaudited) (continued)
The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Oct ETF (“AZAO”) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (September 30, 2020*) to September 30, 2021.
AllianzIM U.S. Large Cap Buffer10 Oct ETF Growth of a Hypothetical $10,000 Investment

Allianz U.S. Large Cap Buffer10 Oct ETF (NAV) ($11,522) Allianz U.S. Large Cap Buffer10 Oct ETF (Market) ($11,535) S&P 500 Price Return IndexSM ($12,809)

Average Annual Return as of September 30, 2021
	One Year	Since Inception (September 30, 2020)*
Allianz U.S. Large Cap Buffer10 Oct ETF (NAV)	15.23%	15.23%
Allianz U.S. Large Cap Buffer10 Oct ETF (Market Price)	15.35%	15.35%
S&P 500 Price Return IndexSM	28.09%	28.09%
(1)
The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of September 30, 2021, the S&P 500 Price IndexSM was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $3.8 billion and $2.3 trillion.

*	The inception date, September 30, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of AZAO were listed on the NYSE Arca, Inc. on October 1, 2020.
The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIM.com, or by calling 877-429-3837 (877-4AZ-ETFS).
Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.
One cannot invest directly in an index.
The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

AIM ETF PRODUCTS TRUST
ALLIANZIM U.S. LARGE CAP BUFFER20 OCT ETF
Fund Performance Overview (unaudited) (continued)
The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Oct ETF (“AZBO”) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (September 30, 2020*) to September 30, 2021.
AllianzIM U.S. Large Cap Buffer20 Oct ETF Growth of a Hypothetical $10,000 Investment

Allianz U.S. Large Cap Buffer20 Oct ETF (NAV) ($10,755) Allianz U.S. Large Cap Buffer20 Oct ETF (Market) ($10,768) S&P 500 Price Return IndexSM ($12,809)

Average Annual Return as of September 30, 2021
	One Year	Since Inception (September 30, 2020)*
Allianz U.S. Large Cap Buffer20 Oct ETF (NAV)	7.57%	7.57%
Allianz U.S. Large Cap Buffer20 Oct ETF (Market Price)	7.68%	7.68%
S&P 500 Price Return IndexSM	28.09%	28.09%
(1)
The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of September 30, 2021, the S&P 500 Price IndexSM was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $3.8 billion and $2.3 trillion.

*	The inception date, September 30, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of AZBO were listed on the NYSE Arca, Inc. on October 1, 2020.
The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIM.com, or by calling 877-429-3837 (877-4AZ-ETFS).
Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.
One cannot invest directly in an index.
The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund share.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jan ETF
Schedule of Investments
September 30, 2021
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 90.5%
Options on Equity Indices - 90.5%
S&P 500 Index	December 2021	$2,441.48	202	$49,317,896	$37,626,313
S&P 500 Mini Index	December 2021	244.18	76	1,855,768	1,415,403
Total Options Purchased - Calls				51,173,664	39,041,716
(Cost $41,953,078)
OPTION PURCHASED - PUTS(b) - 15.4%
Options on Equity Indices - 15.4%
S&P 500 Index	December 2021	3,756.11	101	37,936,711	513,281
S&P 500 Index	December 2021	4,882.97	101	49,317,997	5,865,661
S&P 500 Mini Index	December 2021	375.64	38	1,427,432	19,323
S&P 500 Mini Index	December 2021	488.36	38	1,855,768	220,923
Total Options Purchased - Puts				90,537,908	6,619,188
(Cost $14,493,292)
Total Investments – 105.9%				141,711,572	45,660,904
(Cost $56,446,370)
Other assets less liabilities – (5.9)%					(2,551,825)
Net Assets – 100.0%					$43,109,079
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jan ETF
Schedule of Investments
September 30, 2021 (continued)
SCHEDULE OF WRITTEN OPTIONS AS OF SEPTEMBER 30, 2021
CALL OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	101	$4,261.26	December 2021	$849,198	$43,038,726	$(1,926,229)
S&P 500 Index	101	4,882.97	December 2021	86,968	49,317,997	(22,590)
S&P 500 Mini Index	38	426.13	December 2021	58,715	1,619,294	(72,462)
S&P 500 Mini Index	38	488.36	December 2021	2,771	1,855,768	(846)
				$997,652	$95,831,785	$(2,022,127)
PUT OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	202	$2,441.48	December 2021	$97,336	$49,317,896	$(88,564)
S&P 500 Index	101	3,380.50	December 2021	249,097	34,143,050	(235,839)
S&P 500 Mini Index	76	244.18	December 2021	3,325	1,855,768	(3,334)
S&P 500 Mini Index	38	338.08	December 2021	9,106	1,284,704	(8,878)
				$358,864	$86,601,418	$(336,615)
TOTAL OPTIONS WRITTEN				$1,356,516	$182,433,203	$(2,358,742)
(a)	Non-income producing.
(b)	Each contract equals 100 shares.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jan ETF
Schedule of Investments
September 30, 2021
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 94.5%
Options on Equity Indices - 94.5%
S&P 500 Index	December 2021	$2,441.45	274	$66,895,730	$51,038,486
S&P 500 Mini Index	December 2021	244.14	220	5,371,080	4,098,090
Total Options Purchased - Calls				72,266,810	55,136,576
(Cost $59,234,945)
OPTION PURCHASED - PUTS(b) - 16.0%
Options on Equity Indices - 16.0%
S&P 500 Index	December 2021	3,756.03	137	51,457,611	696,114
S&P 500 Index	December 2021	4,882.89	137	66,895,593	7,955,319
S&P 500 Mini Index	December 2021	375.57	110	4,131,270	55,853
S&P 500 Mini Index	December 2021	488.29	110	5,371,190	638,759
Total Options Purchased - Puts				127,855,664	9,346,045
(Cost $18,947,703)
Total Investments – 110.5%				200,122,474	64,482,621
(Cost $78,182,648)
Other assets less liabilities – (10.5)%					(6,132,566)
Net Assets – 100.0%					$58,350,055
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jan ETF
Schedule of Investments
September 30, 2021 (continued)
SCHEDULE OF WRITTEN OPTIONS AS OF SEPTEMBER 30, 2021
CALL OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	137	$4,015.61	December 2021	$2,856,454	$55,013,857	$(5,144,568)
S&P 500 Index	137	4,882.89	December 2021	118,029	66,895,593	(30,662)
S&P 500 Mini Index	110	401.56	December 2021	357,293	4,417,160	(413,076)
S&P 500 Mini Index	110	488.29	December 2021	8,656	5,371,190	(2,462)
				$3,340,432	$131,697,800	$(5,590,768)
PUT OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	274	$2,441.45	December 2021	$132,471	$66,895,730	$(120,125)
S&P 500 Index	137	3,004.86	December 2021	179,611	41,166,582	(154,556)
S&P 500 Mini Index	220	244.14	December 2021	10,187	5,371,080	(9,644)
S&P 500 Mini Index	110	300.49	December 2021	14,248	3,305,390	(12,411)
				$336,517	$116,738,782	$(296,736)
TOTAL OPTIONS WRITTEN				$3,676,949	$248,436,582	$(5,887,504)
(a)	Non-income producing.
(b)	Each contract equals 100 shares.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Apr ETF
Schedule of Investments
September 30, 2021
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED – CALLS(b) - 82.0%
Options on Equity Indices - 82.0%
S&P 500 Index	March 2022	$2,582.66	72	$18,595,152	$12,413,947
S&P 500 Mini Index	March 2022	258.27	14	361,578	241,377
Total Options Purchased - Calls				18,956,730	12,655,324
(Cost $13,681,559)
OPTION PURCHASED - PUTS(b) - 24.4%
Options on Equity Indices - 24.4%
S&P 500 Index	March 2022	3,973.33	36	14,303,988	545,143
S&P 500 Index	March 2022	5,165.33	36	18,595,188	3,141,768
S&P 500 Mini Index	March 2022	397.33	7	278,131	10,600
S&P 500 Mini Index	March 2022	516.53	7	361,571	61,088
Total Options Purchased - Puts				33,538,878	3,758,599
(Cost $5,632,605)
Total Investments – 106.4%				52,495,608	16,413,923
(Cost $19,314,164)
Other assets less liabilities – (6.4)%					(983,201)
Net Assets – 100.0%					$15,430,722
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Apr ETF
Schedule of Investments
September 30, 2021 (continued)
SCHEDULE OF WRITTEN OPTIONS AS OF SEPTEMBER 30, 2021
CALL OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	36	$4,489.86	March 2022	$224,843	$16,163,496	$(464,557)
S&P 500 Index	36	5,165.33	March 2022	29,615	18,595,188	(15,119)
S&P 500 Mini Index	7	448.99	March 2022	11,077	314,293	(9,032)
S&P 500 Mini Index	7	516.53	March 2022	669	361,571	(294)
				$266,204	$35,434,548	$(489,002)
PUT OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	72	$2,582.66	March 2022	$129,755	$18,595,152	$(122,963)
S&P 500 Index	36	3,576.00	March 2022	273,065	12,873,600	(298,726)
S&P 500 Mini Index	14	258.27	March 2022	2,494	361,578	(2,391)
S&P 500 Mini Index	7	357.60	March 2022	5,293	250,320	(5,809)
				$410,607	$32,080,650	$(429,889)
TOTAL OPTIONS WRITTEN				$676,811	$67,515,198	$(918,891)
(a)	Non-income producing.
(b)	Each contract equals 100 shares.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Apr ETF
Schedule of Investments
September 30, 2021
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 84.3%
Options on Equity Indices - 84.3%
S&P 500 Index	March 2022	$2,582.70	108	$27,893,160	$18,620,502
S&P 500 Mini Index	March 2022	258.31	58	1,498,198	999,765
Total Options Purchased - Calls				29,391,358	19,620,267
(Cost $21,195,755)
OPTION PURCHASED - PUTS(b) - 25.0%
Options on Equity Indices - 25.0%
S&P 500 Index	March 2022	3,973.37	54	21,456,198	817,762
S&P 500 Index	March 2022	5,165.41	54	27,893,214	4,713,075
S&P 500 Mini Index	March 2022	397.37	29	1,152,373	43,938
S&P 500 Mini Index	March 2022	516.61	29	1,498,169	253,305
Total Options Purchased - Puts				51,999,954	5,828,080
(Cost $8,236,865)
Total Investments – 109.3%				81,391,312	25,448,347
(Cost $29,432,620)
Other assets less liabilities – (9.3)%					(2,167,288)
Net Assets – 100.0%					$23,281,059
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Apr ETF
Schedule of Investments
September 30, 2021 (continued)
SCHEDULE OF WRITTEN OPTIONS AS OF SEPTEMBER 30, 2021
CALL OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	54	$4,229.61	March 2022	$934,700	$22,839,894	$(1,536,693)
S&P 500 Index	54	5,165.41	March 2022	46,696	27,893,214	(22,671)
S&P 500 Mini Index	29	422.96	March 2022	63,955	1,226,584	(82,528)
S&P 500 Mini Index	29	516.61	March 2022	2,526	1,498,169	(1,214)
				$1,047,877	$53,457,861	$(1,643,106)
PUT OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	108	$2,582.70	March 2022	$194,632	$27,893,160	$(184,457)
S&P 500 Index	54	3,178.66	March 2022	235,340	17,164,764	(241,160)
S&P 500 Mini Index	58	258.31	March 2022	10,593	1,498,198	(9,912)
S&P 500 Mini Index	29	317.87	March 2022	13,023	921,823	(12,952)
				$453,588	$47,477,945	$(448,481)
TOTAL OPTIONS WRITTEN				$1,501,465	$100,935,806	$(2,091,587)
(a)	Non-income producing.
(b)	Each contract equals 100 shares.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jul ETF
Schedule of Investments
September 30, 2021
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 70.9%
Options on Equity Indices - 70.9%
S&P 500 Index	June 2022	$2,793.34	148	$41,341,432	$22,619,147
S&P 500 Mini Index	June 2022	279.33	38	1,061,454	580,776
Total Options Purchased - Calls				42,402,886	23,199,923
(Cost $25,295,112)
OPTION PURCHASED - PUTS(b) - 37.4%
Options on Equity Indices - 37.4%
S&P 500 Index	June 2022	4,297.45	74	31,801,130	2,308,828
S&P 500 Index	June 2022	5,586.69	74	41,341,506	9,631,655
S&P 500 Mini Index	June 2022	429.75	19	816,525	59,284
S&P 500 Mini Index	June 2022	558.67	19	1,061,473	247,301
Total Options Purchased - Puts				75,020,634	12,247,068
(Cost $12,432,136)
Total Investments – 108.3%				117,423,520	35,446,991
(Cost $37,727,248)
Other assets less liabilities – (8.3)%					(2,702,281)
Net Assets – 100.0%					$32,744,710

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jul ETF
Schedule of Investments
September 30, 2021 (continued)
SCHEDULE OF WRITTEN OPTIONS AS OF SEPTEMBER 30, 2021
CALL OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	74	$4,757.28	June 2022	$519,751	$35,203,872	$(547,023)
S&P 500 Index	74	5,586.69	June 2022	37,122	41,341,506	(21,216)
S&P 500 Mini Index	19	475.73	June 2022	16,743	903,887	(14,044)
S&P 500 Mini Index	19	558.67	June 2022	939	1,061,473	(545)
				$574,555	$78,510,738	$(582,828)
PUT OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	148	$2,793.34	June 2022	$622,811	$41,341,432	$(641,754)
S&P 500 Index	74	3,867.71	June 2022	1,204,534	28,621,054	(1,369,303)
S&P 500 Mini Index	38	279.33	June 2022	15,574	1,061,454	(16,476)
S&P 500 Mini Index	19	386.77	June 2022	30,648	734,863	(35,157)
				$1,873,567	$71,758,803	$(2,062,690)
TOTAL OPTIONS WRITTEN				$2,448,122	$150,269,541	$(2,645,518)
(a)	Non-income producing.
(b)	Each contract equals 100 shares.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jul ETF
Schedule of Investments
September 30, 2021
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 70.9%
Options on Equity Indices - 70.9%
S&P 500 Index	June 2022	$2,793.39	194	$54,191,766	$29,648,534
S&P 500 Mini Index	June 2022	279.38	58	1,620,404	886,182
Total Options Purchased - Calls				55,812,170	30,534,716
(Cost $33,292,578)
OPTION PURCHASED - PUTS(b) - 37.5%
Options on Equity Indices - 37.5%
S&P 500 Index	June 2022	4,297.49	97	41,685,653	3,026,568
S&P 500 Index	June 2022	5,586.77	97	54,191,669	12,626,040
S&P 500 Mini Index	June 2022	429.79	29	1,246,391	90,526
S&P 500 Mini Index	June 2022	558.75	29	1,620,375	377,688
Total Options Purchased - Puts				98,744,088	16,120,822
(Cost $16,201,052)
Total Investments – 108.4%				154,556,258	46,655,538
(Cost $49,493,630)
Other assets less liabilities – (8.4)%					(3,634,962)
Net Assets – 100.0%					$43,020,576
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jul ETF
Schedule of Investments
September 30, 2021 (continued)
SCHEDULE OF WRITTEN OPTIONS AS OF SEPTEMBER 30, 2021
CALL OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	97	$4,532.09	June 2022	$1,514,708	$43,961,273	$(1,581,797)
S&P 500 Index	97	5,586.77	June 2022	49,230	54,191,669	(27,803)
S&P 500 Mini Index	29	453.21	June 2022	51,655	1,314,309	(47,289)
S&P 500 Mini Index	29	558.75	June 2022	1,420	1,620,375	(829)
				$1,617,013	$101,087,626	$(1,657,718)
PUT OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	194	$2,793.39	June 2022	$817,157	$54,191,766	$(841,283)
S&P 500 Index	97	3,437.96	June 2022	940,915	33,348,212	(1,034,648)
S&P 500 Mini Index	58	279.38	June 2022	23,926	1,620,404	(25,168)
S&P 500 Mini Index	29	343.80	June 2022	28,076	997,020	(30,935)
				$1,810,074	$90,157,402	$(1,932,034)
TOTAL OPTIONS WRITTEN				$3,427,087	$191,245,028	$(3,589,752)
(a)	Non-income producing.
(b)	Each contract equals 100 shares.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Oct ETF
Schedule of Investments
September 30, 2021
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 70.4%
Options on Equity Indices - 70.4%
S&P 500 Index	September 2022	$2,799.90	182	$50,958,180	$27,735,890
S&P 500 Mini Index	September 2022	279.99	10	279,990	152,390
Total Options Purchased - Calls				51,238,170	27,888,280
(Cost $27,889,373)
OPTION PURCHASED - PUTS(b) - 39.3%
Options on Equity Indices - 39.3%
S&P 500 Index	September 2022	4,307.54	91	39,198,614	3,358,173
S&P 500 Index	September 2022	5,599.80	91	50,958,180	12,115,467
S&P 500 Mini Index	September 2022	430.75	5	215,375	18,450
S&P 500 Mini Index	September 2022	559.98	5	279,990	66,570
Total Options Purchased - Puts				90,652,159	15,558,660
(Cost $15,559,753)
Total Investments – 109.7%				141,890,329	43,446,940
(Cost $43,449,126)
Other assets less liabilities – (9.7)%					(3,841,257)
Net Assets – 100.0%					$39,605,683
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Oct ETF
Schedule of Investments
September 30, 2021 (continued)
SCHEDULE OF WRITTEN OPTIONS AS OF SEPTEMBER 30, 2021
CALL OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	91	$4,856.75	September 2022	$700,713	$44,196,425	$(701,246)
S&P 500 Index	91	5,599.80	September 2022	63,714	50,958,180	(64,246)
S&P 500 Mini Index	5	485.68	September 2022	3,846	242,840	(3,860)
S&P 500 Mini Index	5	559.98	September 2022	336	279,990	(350)
				$768,609	$95,677,435	$(769,702)
PUT OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	182	$2,799.90	September 2022	$1,119,873	$50,958,180	$(1,120,938)
S&P 500 Index	91	3,876.79	September 2022	2,124,044	35,278,789	(2,124,577)
S&P 500 Mini Index	10	279.99	September 2022	6,122	279,990	(6,150)
S&P 500 Mini Index	5	387.68	September 2022	11,661	193,840	(11,675)
				$3,261,700	$86,710,799	$(3,263,340)
TOTAL OPTIONS WRITTEN				$4,030,309	$182,388,234	$(4,033,042)
(a)	Non-income producing.
(b)	Each contract equals 100 shares.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Oct ETF
Schedule of Investments
September 30, 2021
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 70.3%
Options on Equity Indices - 70.3%
S&P 500 Index	September 2022	$2,799.94	142	$39,759,148	$21,639,522
S&P 500 Mini Index	September 2022	280.03	8	224,024	121,880
Total Options Purchased - Calls				39,983,172	21,761,402
(Cost $21,762,255)
OPTION PURCHASED - PUTS(b) - 39.3%
Options on Equity Indices - 39.3%
S&P 500 Index	September 2022	4,307.58	71	30,583,818	2,620,184
S&P 500 Index	September 2022	5,599.89	71	39,759,219	9,453,295
S&P 500 Mini Index	September 2022	430.80	4	172,320	14,768
S&P 500 Mini Index	September 2022	560.07	4	224,028	53,288
Total Options Purchased - Puts				70,739,385	12,141,535
(Cost $12,142,389)
Total Investments – 109.6%				110,722,557	33,902,937
(Cost $33,904,644)
Other assets less liabilities – (9.6)%					(2,981,140)
Net Assets – 100.0%					$30,921,797
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Oct ETF
Schedule of Investments
September 30, 2021 (continued)
SCHEDULE OF WRITTEN OPTIONS AS OF SEPTEMBER 30, 2021
CALL OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	71	$4,600.45	September 2022	$1,196,502	$32,663,195	$(1,196,918)
S&P 500 Index	71	5,599.89	September 2022	49,711	39,759,219	(50,126)
S&P 500 Mini Index	4	460.05	September 2022	6,737	184,020	(6,748)
S&P 500 Mini Index	4	560.07	September 2022	269	224,028	(280)
				$1,253,219	$72,830,462	$(1,254,072)
PUT OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	142	$2,799.94	September 2022	$873,747	$39,759,148	$(874,578)
S&P 500 Index	71	3,446.03	September 2022	1,007,571	24,466,813	(1,007,987)
S&P 500 Mini Index	8	280.03	September 2022	4,905	224,024	(4,928)
S&P 500 Mini Index	4	344.60	September 2022	5,669	137,840	(5,680)
				$1,891,892	$64,587,825	$(1,893,173)
TOTAL OPTIONS WRITTEN				$3,145,111	$137,418,287	$(3,147,245)
(a)	Non-income producing.
(b)	Each contract equals 100 shares.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Schedule of Investments
September 30, 2021
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 69.7%
Options on Equity Indices - 69.7%
S&P 500 Index	March 2022	$2,799.90	68	$19,039,320	$10,266,300
S&P 500 Mini Index	March 2022	279.99	12	335,988	181,176
Total Options Purchased - Calls				19,375,308	10,447,476
(Cost $10,447,908)
OPTION PURCHASED - PUTS(b) - 35.8%
Options on Equity Indices - 35.8%
S&P 500 Index	March 2022	4,307.54	34	14,645,636	831,062
S&P 500 Index	March 2022	5,599.80	34	19,039,320	4,449,240
S&P 500 Mini Index	March 2022	430.75	6	258,450	14,670
S&P 500 Mini Index	March 2022	559.98	6	335,988	78,516
Total Options Purchased - Puts				34,279,394	5,373,488
(Cost $5,373,920)
Total Investments – 105.5%				53,654,702	15,820,964
(Cost $15,821,828)
Other assets less liabilities – (5.5)%					(822,908)
Net Assets – 100.0%					$14,998,056
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Schedule of Investments
September 30, 2021 (continued)
SCHEDULE OF WRITTEN OPTIONS AS OF SEPTEMBER 30, 2021
CALL OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	34	$4,565.99	March 2022	$290,535	$15,524,366	$(290,734)
S&P 500 Index	34	5,599.80	March 2022	2,113	19,039,320	(2,312)
S&P 500 Mini Index	6	456.60	March 2022	5,113	273,960	(5,130)
S&P 500 Mini Index	6	559.98	March 2022	25	335,988	(42)
				$297,786	$35,173,634	$(298,218)
PUT OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	68	$2,799.90	March 2022	$165,250	$19,039,320	$(165,648)
S&P 500 Index	34	3,876.79	March 2022	442,107	13,181,086	(442,306)
S&P 500 Mini Index	12	279.99	March 2022	2,894	335,988	(2,928)
S&P 500 Mini Index	6	387.68	March 2022	7,789	232,608	(7,806)
				$618,040	$32,789,002	$(618,688)
TOTAL OPTIONS WRITTEN				$915,826	$67,962,636	$(916,906)
(a)	Non-income producing.
(b)	Each contract equals 100 shares.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
September 30, 2021
	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Jan ETF	AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Large Cap Buffer20 Apr ETF
ASSETS
Investments, at value	$45,660,904	$64,482,621	$16,413,923	$25,448,347
Cash	19,189	15,856	1,063	5,076
TOTAL ASSETS	45,680,093	64,498,477	16,414,986	25,453,423

LIABILITIES
Payables:
Options contracts written, at value	2,358,742	5,887,504	918,891	2,091,587
Management fees	212,272	260,918	65,373	80,777
TOTAL LIABILITIES	2,571,014	6,148,422	984,264	2,172,364
NET ASSETS	$43,109,079	$58,350,055	$15,430,722	$23,281,059

COMPONENTS OF NET ASSETS
Paid-in capital	$43,109,079	$58,350,055	$15,430,722	$23,281,059
Total distributable earnings (accumulated loss)	—	—	—	—
NET ASSETS	$43,109,079	$58,350,055	$15,430,722	$23,281,059

NET ASSET VALUE PER SHARE
Net Asset Value	$27.37	$26.22	$28.06	$26.49
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	1,575,000	2,225,000	550,000	879,000

COST OF INVESTMENTS
Investments, at cost	$56,446,370	$78,182,648	$19,314,164	$29,432,620
Premiums received	$1,356,516	$3,676,949	$676,811	$1,501,465
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
September 30, 2021 (continued)
	AllianzIM U.S. Large Cap Buffer10 Jul ETF	AllianzIM U.S. Large Cap Buffer20 Jul ETF	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF
ASSETS
Investments, at value	$35,446,991	$46,655,538	$43,446,940	$33,902,937
Cash	7,416	34,501	8,993	798
Receivable for investments sold	—	—	47,924,141	39,888,440
TOTAL ASSETS	35,454,407	46,690,039	91,380,074	73,792,175

LIABILITIES
Payables:
Investments purchased	—	—	47,491,808	39,497,421
Options contracts written, at value	2,645,518	3,589,752	4,033,042	3,147,245
Management fees	64,179	79,711	249,541	225,712
TOTAL LIABILITIES	2,709,697	3,669,463	51,774,391	42,870,378
NET ASSETS	$32,744,710	$43,020,576	$39,605,683	$30,921,797

COMPONENTS OF NET ASSETS
Paid-in capital	$32,744,710	$43,020,576	$39,605,683	$30,921,797
Total distributable earnings (accumulated loss)	—	—	—	—
NET ASSETS	$32,744,710	$43,020,576	$39,605,683	$30,921,797

NET ASSET VALUE PER SHARE
Net Asset Value	$27.87	$26.47	$28.80	$26.89
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	1,175,000	1,625,000	1,375,000	1,150,000

COST OF INVESTMENTS
Investments, at cost	$37,727,248	$49,493,630	$43,449,126	$33,904,644
Premiums received	$2,448,122	$3,427,087	$4,030,309	$3,145,111
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
September 30, 2021 (continued)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
ASSETS
Investments, at value	$15,820,964
Receivable for investments sold	915,826
Receivable for Fund shares sold	15,000,000
TOTAL ASSETS	31,736,790

LIABILITIES
Payables:
Investments purchased	15,821,828
Options contracts written, at value	916,906
TOTAL LIABILITIES	16,738,734
NET ASSETS	$14,998,056

COMPONENTS OF NET ASSETS
Paid-in capital	$15,000,000
Total distributable earnings (accumulated loss)	(1,944)
NET ASSETS	$14,998,056

NET ASSET VALUE PER SHARE
Net Asset Value	$25.00
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	600,000

COST OF INVESTMENTS
Investments, at cost	$15,821,828
Premiums received	$915,826
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Statements of Operations
	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Jan ETF	AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Large Cap Buffer20 Apr ETF
	For the Period Ended September 30, 2021*	For the Period Ended September 30, 2021*	For the Year Ended September 30, 2021	For the Year Ended September 30, 2021
EXPENSES:
Management fees	$212,272	$260,918	$81,705	$96,198
Interest expense	40	243	42	109
Net Expenses	212,312	261,161	81,747	96,307
NET INVESTMENT INCOME (LOSS)	(212,312)	(261,161)	(81,747)	(96,307)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$12,530,232	$15,659,115	$4,286,240	$5,302,765
Option contracts written	2,743,430	2,509,520	310,904	111,393
Net realized gain (loss)	15,273,662	18,168,635	4,597,144	5,414,158

Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(10,785,466)	(13,700,027)	(3,033,675)	(4,116,087)
Options contracts written	(1,002,226)	(2,210,555)	(269,288)	(556,473)
Net change in unrealized appreciation (depreciation)	(11,787,692)	(15,910,582)	(3,302,963)	(4,672,560)
NET REALIZED AND UNREALIZED GAIN (LOSS)	3,485,970	2,258,053	1,294,181	741,598
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,273,658	$1,996,892	$1,212,434	$645,291
*	The Fund commenced operations on December 31, 2020.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Statements of Operations (continued)
	AllianzIM U.S. Large Cap Buffer10 Jul ETF	AllianzIM U.S. Large Cap Buffer20 Jul ETF	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF
	For the Year Ended September 30, 2021	For the Year Ended September 30, 2021	For the Year Ended September 30, 2021	For the Year Ended September 30, 2021
EXPENSES:
Management fees	$125,586	$110,926	$249,541	$225,712
Interest expense	34	174	32	12
Net Expenses	125,620	111,100	249,573	225,724
NET INVESTMENT INCOME (LOSS)	(125,620)	(111,100)	(249,573)	(225,724)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$5,747,772	$4,667,869	$4,444,757	$4,294,173
Option contracts written	(2,318,010)	(1,259,241)	528,176	(1,867,060)
Net realized gain (loss)	3,429,762	3,408,628	4,972,933	2,427,113

Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(2,389,955)	(2,969,259)	(1,258)	(779)
Options contracts written	(222,645)	(125,905)	(1,573)	(974)
Net change in unrealized appreciation (depreciation)	(2,612,600)	(3,095,164)	(2,831)	(1,753)
NET REALIZED AND UNREALIZED GAIN (LOSS)	817,162	313,464	4,970,102	2,425,360
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$691,542	$202,364	$4,720,529	$2,199,636
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Statements of Operations (continued)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
For the Period Ended September 30, 2021*
UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	$(864)
Options contracts written	(1,080)
Net change in unrealized appreciation (depreciation)	(1,944)
NET UNREALIZED GAIN (LOSS)	(1,944)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,944)
*	The Fund commenced operations on September 30, 2021.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets
	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Jan ETF
	For the Period Ended September 30, 2021*	For the Period Ended September 30, 2021*
OPERATIONS:
Net investment income (loss)	$(212,312)	$(261,161)
Net realized gain (loss)	15,273,662	18,168,635
Net change in unrealized appreciation (depreciation)	(11,787,692)	(15,910,582)
Net increase (decrease) in net assets resulting from operations	3,273,658	1,996,892

CAPITAL TRANSACTIONS:
Proceeds from Shares issued	89,091,466	116,110,720
Cost of Shares redeemed	(49,256,045)	(59,757,557)
Net increase (decrease) in net assets from capital transactions	39,835,421	56,353,163
Total increase (decrease) in net assets	43,109,079	58,350,055

NET ASSETS
Beginning of Period	—	—
End of Period	$43,109,079	$58,350,055

CHANGES IN SHARES OUTSTANDING
Shares issued	3,375,000	4,500,000
Shares redeemed	(1,800,000)	(2,275,000)
Net increase (decrease) in Shares outstanding	1,575,000	2,225,000
Shares outstanding, Beginning of Period	—	—
Shares outstanding, End of Period	1,575,000	2,225,000
*	The Fund commenced operations on December 31, 2020.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)
	AllianzIM U.S. Large Cap Buffer10 Apr ETF		AllianzIM U.S. Large Cap Buffer20 Apr ETF
	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
OPERATIONS:
Net investment income (loss)	$(81,747)	$(7,923)	$(96,307)	$(8,006)
Net realized gain (loss)	4,597,144	—	5,414,158	—
Net change in unrealized appreciation (depreciation)	(3,302,963)	160,642	(4,672,560)	98,165
Net increase (decrease) in net assets resulting from operations	1,212,434	152,719	645,291	90,159

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	(152,719)	—	(90,159)	—

CAPITAL TRANSACTIONS:
Proceeds from Shares issued	38,276,660	3,121,768	52,442,276	3,124,362
Cost of Shares redeemed	(27,180,140)	—	(33,030,870)	—
Net increase (decrease) in net assets from capital transactions	11,096,520	3,121,768	19,411,406	3,124,362
Total increase (decrease) in net assets	12,156,235	3,274,487	19,966,538	3,214,521

NET ASSETS
Beginning of Period	3,274,487	—	3,314,521	100,000(a)
End of Period	$15,430,722	$3,274,487	$23,281,059	$3,314,521

CHANGES IN SHARES OUTSTANDING
Shares issued	1,400,000	125,000	2,000,000	125,000
Shares redeemed	(975,000)	—	(1,250,000)	—
Net increase (decrease) in Shares outstanding	425,000	125,000	750,000	125,000
Shares outstanding, Beginning of Period	125,000	—	129,000	4,000(a)
Shares outstanding, End of Period	550,000	125,000	879,000	129,000
*	The Fund commenced operations on May 28, 2020.
(a)
Beginning capital of $100,000 was contributed from Allianz Life Insurance Company North America, the parent company of the investment adviser to the Funds, in exchange for 4,000 Shares of the Fund in connection with the seeding of the Trust.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)
	AllianzIM U.S. Large Cap Buffer10 Jul ETF		AllianzIM U.S. Large Cap Buffer20 Jul ETF
	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
OPERATIONS:
Net investment income (loss)	$(125,620)	$(5,834)	$(111,100)	$(6,804)
Net realized gain (loss)	3,429,762	—	3,408,628	—
Net change in unrealized appreciation (depreciation)	(2,612,600)	134,947	(3,095,164)	94,407
Net increase (decrease) in net assets resulting from operations	691,542	129,113	202,364	87,603

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	(129,113)	—	(87,603)	—

CAPITAL TRANSACTIONS:
Proceeds from Shares issued	102,416,010	3,142,183	101,512,875	3,764,362
Cost of Shares redeemed	(73,505,025)	—	(62,459,025)	—
Net increase (decrease) in net assets from capital transactions	28,910,985	3,142,183	39,053,850	3,764,362
Total increase (decrease) in net assets	29,473,414	3,271,296	39,168,611	3,851,965

NET ASSETS
Beginning of Period	3,271,296	—	3,851,965	—
End of Period	$32,744,710	$3,271,296	$43,020,576	$3,851,965

CHANGES IN SHARES OUTSTANDING
Shares issued	3,675,000	125,000	3,825,000	150,000
Shares redeemed	(2,625,000)	—	(2,350,000)	—
Net increase (decrease) in Shares outstanding	1,050,000	125,000	1,475,000	150,000
Shares outstanding, Beginning of Period	125,000	—	150,000	—
Shares outstanding, End of Period	1,175,000	125,000	1,625,000	150,000
*	The Fund commenced operations on June 30, 2020.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)
	AllianzIM U.S. Large Cap Buffer10 Oct ETF		AllianzIM U.S. Large Cap Buffer20 Oct ETF
	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
OPERATIONS:
Net investment income (loss)	$(249,573)	$—	$(225,724)	$—
Net realized gain (loss)	4,972,933	—	2,427,113	—
Net change in unrealized appreciation (depreciation)	(2,831)	(2,088)	(1,753)	(2,088)
Net increase (decrease) in net assets resulting from operations	4,720,529	(2,088)	2,199,636	(2,088)

CAPITAL TRANSACTIONS:
Proceeds from Shares issued	48,517,947	25,000,000	35,959,199	25,000,000
Cost of Shares redeemed	(38,630,705)	—	(32,234,950)	—
Net increase (decrease) in net assets from capital transactions	9,887,242	25,000,000	3,724,249	25,000,000
Total increase (decrease) in net assets	14,607,771	24,997,912	5,923,885	24,997,912

NET ASSETS
Beginning of Period	24,997,912	—	24,997,912	—
End of Period	$39,605,683	$24,997,912	$30,921,797	$24,997,912

CHANGES IN SHARES OUTSTANDING
Shares issued	1,725,000	1,000,000	1,350,000	1,000,000
Shares redeemed	(1,350,000)	—	(1,200,000)	—
Net increase (decrease) in Shares outstanding	375,000	1,000,000	150,000	1,000,000
Shares outstanding, Beginning of Period	1,000,000	—	1,000,000	—
Shares outstanding, End of Period	1,375,000	1,000,000	1,150,000	1,000,000
*	The Fund commenced operations on September 30, 2020.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
For the Period Ended September 30, 2021*
OPERATIONS:
Net change in unrealized appreciation (depreciation)	$(1,944)
Net increase (decrease) in net assets resulting from operations	(1,944)

CAPITAL TRANSACTIONS:
Proceeds from Shares issued	15,000,000
Net increase (decrease) in net assets from capital transactions	15,000,000
Total increase (decrease) in net assets	14,998,056

NET ASSETS
Beginning of Period	—
End of Period	$14,998,056

CHANGES IN SHARES OUTSTANDING
Shares issued	600,000
Net increase (decrease) in Shares outstanding	600,000
Shares outstanding, Beginning of Period	—
Shares outstanding, End of Period	600,000
*	The Fund commenced operations on September 30, 2021.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Financial Highlights
	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Jan ETF
	For the Period Ended September 30, 2021*	For the Period Ended September 30, 2021*
NET ASSET VALUE, Beginning of Period	$25.00	$25.00

Income (loss) from operations:
Net investment income (loss)(a)	(0.15)	(0.14)
Net realized and unrealized gain (loss)	2.52	1.36
Total income (loss) from operations	2.37	1.22

NET ASSET VALUE, End of Period	$27.37	$26.22
MARKET PRICE, End of Period	$27.39	$26.26

NET ASSET VALUE, Total Return(b)	9.48%	4.90%
MARKET PRICE, Total Return(c)	9.56%	5.06%

Net assets, End of Period ($ thousands)	$43,109	$58,350

Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†
Net Investment Income	(0.74)%†	(0.74)%†
Portfolio turnover(d)	—	—
*	The Fund commenced operations on December 31, 2020.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)
	AllianzIM U.S. Large Cap Buffer10 Apr ETF		AllianzIM U.S. Large Cap Buffer20 Apr ETF
	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$26.20	$25.00	$25.69	$25.00

Income (loss) from operations:
Net investment income (loss)(a)	(0.20)	(0.07)	(0.20)	(0.06)
Net realized and unrealized gain (loss)	3.28	1.27	1.70	0.75
Total income (loss) from operations	3.08	1.20	1.50	0.69

Distributions:
From net realized gains	(1.22)	—	(0.70)	—

NET ASSET VALUE, End of Period	$28.06	$26.20	$26.49	$25.69
MARKET PRICE, End of Period	$28.04	$26.27	$26.53	$25.75

NET ASSET VALUE, Total Return(b)	12.13%	4.78%	5.90%	2.78%
MARKET PRICE, Total Return(c)	11.77%	5.07%	5.81%	3.02%

Net assets, End of Period ($ thousands)	$15,431	$3,274	$23,281	$3,315

Ratios of Average Net Assets
Net Expenses	0.74%	0.74%†	0.74%	0.74%†
Net Investment Income	(0.74)%	(0.74)%†	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—
*	The Fund commenced operations on May 28, 2020.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)
	AllianzIM U.S. Large Cap Buffer10 Jul ETF		AllianzIM U.S. Large Cap Buffer20 Jul ETF
	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$26.17	$25.00	$25.68	$25.00

Income (loss) from operations:
Net investment income (loss)(a)	(0.21)	(0.05)	(0.20)	(0.05)
Net realized and unrealized gain (loss)	2.94	1.22	1.57	0.73
Total income (loss) from operations	2.73	1.17	1.37	0.68

Distributions:
From net realized gains	(1.03)	—	(0.58)	—

NET ASSET VALUE, End of Period	$27.87	$26.17	$26.47	$25.68
MARKET PRICE, End of Period	$27.85	$26.27	$26.51	$25.76

NET ASSET VALUE, Total Return(b)	10.64%	4.68%	5.43%	2.72%
MARKET PRICE, Total Return(c)	10.14%	5.08%	5.23%	3.06%

Net assets, End of Period ($ thousands)	$32,745	$3,271	$43,021	$3,852

Ratios of Average Net Assets
Net Expenses	0.74%	0.74%†	0.74%	0.74%†
Net Investment Income	(0.74)%	(0.74)%†	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—
*	The Fund commenced operations on June 30, 2020.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)
	AllianzIM U.S. Large Cap Buffer10 Oct ETF		AllianzIM U.S. Large Cap Buffer20 Oct ETF
	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$25.00	$25.00	$25.00	$25.00

Income (loss) from operations:
Net investment income (loss)(a)	(0.20)	—	(0.19)	—
Net realized and unrealized gain (loss)	4.00	—	2.08	—
Total income (loss) from operations	3.80	—	1.89	—

NET ASSET VALUE, End of Period	$28.80	$25.00	$26.89	$25.00
MARKET PRICE, End of Period	$28.84	—	$26.92	—

NET ASSET VALUE, Total Return(b)	15.23%	—	7.57%	—
MARKET PRICE, Total Return(c)	15.35%	—	7.68%	—

Net assets, End of Period ($ thousands)	$39,606	$24,998	$30,922	$24,998

Ratios of Average Net Assets
Net Expenses	0.74%	—	0.74%	—
Net Investment Income	(0.74)%	—	(0.74)%	—
Portfolio turnover(d)	—	—	—	—
*	The Fund commenced operations on September 30, 2020.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
For the Period Ended September 30, 2021*
NET ASSET VALUE, Beginning of Period	$25.00

Income (loss) from operations:
Net investment income (loss)(a)	—
Net realized and unrealized gain (loss)	—**
Total income (loss) from operations	—

NET ASSET VALUE, End of Period	$25.00
MARKET PRICE, End of Period	—

NET ASSET VALUE, Total Return(b)	—
MARKET PRICE, Total Return(c)	—

Net assets, End of Period ($ thousands)	$14,998

Ratios of Average Net Assets
Net Expenses	—
Net Investment Income	—
Portfolio turnover(d)	—
*	The Fund commenced operations on September 30, 2021.
**	Rounds to less than $0.005.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2021
NOTE 1 – ORGANIZATION
The AIM ETF Products Trust (the “Trust”) is a Delaware statutory trust organized on December 17, 2019. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares of nine separate series: AllianzIM U.S. Large Cap Buffer10 Jan ETF, AllianzIM U.S. Large Cap Buffer20 Jan ETF, AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF, AllianzIM U.S. Large Cap Buffer20 Jul ETF, AllianzIM U.S. Large Cap Buffer10 Oct ETF, AllianzIM U.S. Large Cap Buffer20 Oct ETF and AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (each, a “Fund” and collectively, the “Funds”). Each Fund is a non-diversified series of the Trust. The Funds’ investment adviser is Allianz Investment Management LLC (the “Adviser”). The Funds’ distributor is Foreside Fund Services, LLC (the “Distributor”).
AllianzIM U.S. Large Cap Buffer10 Jan ETF, AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF, AllianzIM U.S. Large Cap Buffer10 Oct ETF and AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF seek to match, at the end of the current Outcome Period (defined below), the returns of the S&P 500 Price Index, up to a specified upside Cap, while providing a Buffer against the first 10% of S&P 500 Price Index losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.
AllianzIM U.S. Large Cap Buffer20 Jan ETF, AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer20 Jul ETF and AllianzIM U.S. Large Cap Buffer20 Oct ETF seek to match, at the end of the current Outcome Period (defined below), the returns of the S&P 500 Price Index, up to a specified upside Cap, while providing a Buffer against the first 20% of S&P 500 Price Index losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.
The current Outcome Period for the AllianzIM U.S. Large Cap Buffer10 Jan ETF and the AllianzIM U.S. Large Cap Buffer20 Jan ETF (together, the “January Series”) is from January 1, 2021 to December 31, 2021. The current Outcome Period for the AllianzIM U.S. Large Cap Buffer10 Apr ETF and the AllianzIM U.S. Large Cap Buffer20 Apr ETF (together, the “April Series”) is from April 1, 2021 to March 31, 2022. The current Outcome Period for the AllianzIM U.S. Large Cap Buffer10 Jul ETF and the AllianzIM U.S. Large Cap Buffer20 Jul ETF (together, the “July Series”) is from July 1, 2021 to June 30, 2022. The current Outcome Period for the AllianzIM U.S. Large Cap Buffer10 Oct ETF and the AllianzIM U.S. Large Cap Buffer20 Oct ETF (together, the “October Series”) is from October 1, 2021 to September 30, 2022. The initial Outcome Period for the AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (the “6 Month Series”) is from October 1, 2021 to March 31, 2022 (following this initial Outcome Period, each subsequent Outcome Period for the 6 Month Series will be a six-month period from April 1 to September 30 or October 1 to March 31).
Each Fund is a separate series of the Trust, and each Share of a Fund represents an equal proportionate interest in the Fund. All consideration received by the Trust for a Fund’s Shares and all assets of a Fund belong solely to that Fund and would be subject to liabilities related thereto.
The net asset value (“NAV”) is determined as of the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE” or “Exchange”) is open for business. NAV is calculated for each Fund by taking the value of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share. All valuations are subject to review by the Board of Trustees (the “Board”) or its delegate, the Adviser’s Fund Valuation Committee.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require the use of estimates and assumptions to be made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2021(continued)
liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.
a. Basis of Presentation
The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). Each Fund is an investment company and follows the accounting and reporting guidance in FASB Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”
b. Investment Valuation
The Funds’ investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures adopted by the Board from time to time and the requirements of the 1940 Act. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Funds’ assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and written by the Funds generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of the NYSE. The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures adopted by the Board from time to time and the requirements of the 1940 Act.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has delegated to the Adviser’s Fund Valuation Committee the authority to determine fair value prices in accordance with valuation procedures adopted by the Board. The effect of using fair value pricing is that the Funds’ net asset value will be subject to the judgment of the Board, or its delegate, the Adviser’s Fund Valuation Committee, instead of being determined by the market.
Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2021(continued)
The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of September 30, 2021:
AllianzIM U.S. Large Cap Buffer10 Jan ETF
	Level 1	Level 2	Level 3	Total
Assets
Options Purchased - Calls	$ —	$39,041,716	$ —	$39,041,716
Options Purchased - Puts	—	6,619,188	—	6,619,188
Total Assets	$—	$45,660,904	$—	$45,660,904
Liabilities
Call Options Written	$—	$(2,022,127)	$—	$(2,022,127)
Put Options Written	—	(336,615)	—	(336,615)
Total Liabilities	$—	$(2,358,742)	$—	$(2,358,742)
AllianzIM U.S. Large Cap Buffer20 Jan ETF
	Level 1	Level 2	Level 3	Total
Assets
Options Purchased - Calls	$ —	$55,136,576	$ —	$55,136,576
Options Purchased - Puts	—	9,346,045	—	9,346,045
Total Assets	$—	$64,482,621	$—	$64,482,621
Liabilities
Call Options Written	$—	$(5,590,768)	$—	$(5,590,768)
Put Options Written	—	(296,736)	—	(296,736)
Total Liabilities	$—	$(5,887,504)	$—	$(5,887,504)
AllianzIM U.S. Large Cap Buffer10 Apr ETF
	Level 1	Level 2	Level 3	Total
Assets
Options Purchased - Calls	$ —	$12,655,324	$ —	$12,655,324
Options Purchased - Puts	—	3,758,599	—	3,758,599
Total Assets	$—	$16,413,923	$—	$16,413,923
Liabilities
Call Options Written	$—	$(489,002)	$—	$(489,002)
Put Options Written	—	(429,889)	—	(429,889)
Total Liabilities	$—	$(918,891)	$—	$(918,891)

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2021(continued)
AllianzIM U.S. Large Cap Buffer20 Apr ETF
	Level 1	Level 2	Level 3	Total
Assets
Options Purchased - Calls	$ —	$19,620,267	$ —	$19,620,267
Options Purchased - Puts	—	5,828,080	—	5,828,080
Total Assets	$—	$25,448,347	$—	$25,448,347
Liabilities
Call Options Written	$—	$(1,643,106)	$—	$(1,643,106)
Put Options Written	—	(448,481)	—	(448,481)
Total Liabilities	$—	$(2,091,587)	$—	$(2,091,587)
AllianzIM U.S. Large Cap Buffer10 Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Options Purchased - Calls	$ —	$23,199,923	$ —	$23,199,923
Options Purchased - Puts	—	12,247,068	—	12,247,068
Total Assets	$—	$35,446,991	$—	$35,446,991
Liabilities
Call Options Written	$—	$(582,828)	$—	$(582,828)
Put Options Written	—	(2,062,690)	—	(2,062,690)
Total Liabilities	$—	$(2,645,518)	$—	$(2,645,518)
AllianzIM U.S. Large Cap Buffer20 Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Options Purchased - Calls	$ —	$30,534,716	$ —	$30,534,716
Options Purchased - Puts	—	16,120,822	—	16,120,822
Total Assets	$—	$46,655,538	$—	$46,655,538
Liabilities
Call Options Written	$—	$(1,657,718)	$—	$(1,657,718)
Put Options Written	—	(1,932,034)	—	(1,932,034)
Total Liabilities	$—	$(3,589,752)	$—	$(3,589,752)

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2021(continued)
AllianzIM U.S. Large Cap Buffer10 Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Options Purchased - Calls	$27,888,280	$ —	$ —	$27,888,280
Options Purchased - Puts	15,558,660	—	—	15,558,660
Total Assets	$43,446,940	$—	$—	$43,446,940
Liabilities
Call Options Written	$(769,702)	$—	$—	$(769,702)
Put Options Written	(3,263,340)	—	—	(3,263,340)
Total Liabilities	$(4,033,042)	$—	$—	$(4,033,042)
AllianzIM U.S. Large Cap Buffer20 Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Options Purchased - Calls	$21,761,402	$ —	$ —	$21,761,402
Options Purchased - Puts	12,141,535	—	—	12,141,535
Total Assets	$33,902,937	$—	$—	$33,902,937
Liabilities
Call Options Written	$(1,254,072)	$—	$—	$(1,254,072)
Put Options Written	(1,893,173)	—	—	(1,893,173)
Total Liabilities	$(3,147,245)	$—	$—	$(3,147,245)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Options Purchased - Calls	$10,447,476	$ —	$ —	$10,447,476
Options Purchased - Puts	5,373,488	—	—	5,373,488
Total Assets	$15,820,964	$—	$—	$15,820,964
Liabilities
Call Options Written	$(298,218)	$—	$—	$(298,218)
Put Options Written	(618,688)	—	—	(618,688)
Total Liabilities	$(916,906)	$—	$—	$(916,906)
c. Derivatives
Flexible Exchange Options - Each Fund intends to invest substantially all of its assets in Flexible Exchange Options (“FLEX Options”) on an underlying index. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse.
Options on Indices - The FLEX Options in which each Fund invests are both purchased and written put and call options on a S&P 500 Index. The Funds may also invest in other types of index options. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price.

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2021(continued)
The Funds purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right, but not the obligation, to sell an asset (or, in the case of an index put option, to receive a cash settlement equal to the amount by which the strike price of the option exceeds the closing price of the index, times a specified multiple) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or, in the case of an index put option, to deliver a cash settlement equal to the amount by which the strike price of the option exceeds the closing price of the index, times a specified multiple) at a certain defined price. Call options give the holder (i.e., the buyer) the right, but not the obligation, to buy an asset (or, in the case of an index call option, to receive a cash settlement equal to the amount by which the closing price of the index exceeds the strike price of the option, times a specified multiple) and the seller (i.e., the writer) the obligation to sell the asset (or, in the case of an index call option, to deliver a cash settlement equal to the amount by which the closing price of the index exceeds the strike price of the option, times a specified multiple) at a certain defined price.
d. Summary of Derivatives Information
The following tables presents the value of derivatives held as of September 30, 2021, by the primary underlying risk exposure and respective location in the Statements of Assets and Liabilities:
AllianzIM U.S. Large Cap Buffer10 Jan ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$45,660,904	$—

Gross Liabilities:
Equity contracts	$—	$(2,358,742)

AllianzIM U.S. Large Cap Buffer20 Jan ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$64,482,621	$—

Gross Liabilities:
Equity contracts	$—	$(5,887,504)

AllianzIM U.S. Large Cap Buffer10 Apr ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$16,413,923	$—

Gross Liabilities:
Equity contracts	$—	$(918,891)

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2021(continued)
AllianzIM U.S. Large Cap Buffer20 Apr ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$25,448,347	$—

Gross Liabilities:
Equity contracts	$—	$(2,091,587)

AllianzIM U.S. Large Cap Buffer10 Jul ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$35,446,991	$—

Gross Liabilities:
Equity contracts	$—	$(2,645,518)

AllianzIM U.S. Large Cap Buffer20 Jul ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$46,655,538	$—

Gross Liabilities:
Equity contracts	$—	$(3,589,752)

AllianzIM U.S. Large Cap Buffer10 Oct ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$43,446,940	$—

Gross Liabilities:
Equity contracts	$—	$(4,033,042)

AllianzIM U.S. Large Cap Buffer20 Oct ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$33,902,937	$—

Gross Liabilities:
Equity contracts	$—	$(3,147,245)

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2021(continued)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$15,820,964	$—

Gross Liabilities:
Equity contracts	$—	$(916,906)

The following tables present the effect of derivatives in the Statements of Operations for the year/period ended September 30, 2021, by primary underlying risk exposure:
AllianzIM U.S. Large Cap Buffer10 Jan ETF
Amount of Realized Gain (Loss) on Derivatives Recognized in the Statements of Operations
Derivative Contracts	Option Contracts Purchased	Options Contracts Written
Equity contracts	$12,530,232	$2,743,430
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations
Derivative Contracts	Option Contracts Purchased	Options Contracts Written
Equity contracts	$(10,785,466)	$(1,002,226)
AllianzIM U.S. Large Cap Buffer20 Jan ETF
Amount of Realized Gain (Loss) on Derivatives Recognized in the Statements of Operations
Derivative Contracts	Option Contracts Purchased	Options Contracts Written
Equity contracts	$15,659,115	$2,509,520
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations
Derivative Contracts	Option Contracts Purchased	Options Contracts Written
Equity contracts	$(13,700,027)	$(2,210,555)
AllianzIM U.S. Large Cap Buffer10 Apr ETF
Amount of Realized Gain (Loss) on Derivatives Recognized in the Statements of Operations
Derivative Contracts	Option Contracts Purchased	Options Contracts Written
Equity contracts	$4,286,240	$310,904
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations
Derivative Contracts	Option Contracts Purchased	Options Contracts Written
Equity contracts	$(3,033,675)	$(269,288)
AllianzIM U.S. Large Cap Buffer20 Apr ETF
Amount of Realized Gain (Loss) on Derivatives Recognized in the Statements of Operations
Derivative Contracts	Option Contracts Purchased	Options Contracts Written
Equity contracts	$5,302,765	$111,393
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations
Derivative Contracts	Option Contracts Purchased	Options Contracts Written
Equity contracts	$(4,116,087)	$(556,473)

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2021(continued)
AllianzIM U.S. Large Cap Buffer10 Jul ETF
Amount of Realized Gain (Loss) on Derivatives Recognized in the Statements of Operations
Derivative Contracts	Option Contracts Purchased	Options Contracts Written
Equity contracts	$5,747,772	$(2,318,010)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations
Derivative Contracts	Option Contracts Purchased	Options Contracts Written
Equity contracts	$(2,389,955)	$(222,645)
AllianzIM U.S. Large Cap Buffer20 Jul ETF
Amount of Realized Gain (Loss) on Derivatives Recognized in the Statements of Operations
Derivative Contracts	Option Contracts Purchased	Options Contracts Written
Equity contracts	$4,667,869	$(1,259,241)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations
Derivative Contracts	Option Contracts Purchased	Options Contracts Written
Equity contracts	$(2,969,259)	$(125,905)
AllianzIM U.S. Large Cap Buffer10 Oct ETF
Amount of Realized Gain (Loss) on Derivatives Recognized in the Statements of Operations
Derivative Contracts	Option Contracts Purchased	Options Contracts Written
Equity contracts	$4,444,757	$528,176
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations
Derivative Contracts	Option Contracts Purchased	Options Contracts Written
Equity contracts	$(1,258)	$(1,573)
AllianzIM U.S. Large Cap Buffer20 Oct ETF
Amount of Realized Gain (Loss) on Derivatives Recognized in the Statements of Operations
Derivative Contracts	Option Contracts Purchased	Options Contracts Written
Equity contracts	$4,294,173	$(1,867,060)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations
Derivative Contracts	Option Contracts Purchased	Options Contracts Written
Equity contracts	$(779)	$(974)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations
Derivative Contracts	Option Contracts Purchased	Options Contracts Written
Equity contracts	$(864)	$(1,080)

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2021(continued)
Derivatives Volume
The tables below disclose the volume of the Funds’ options contracts during the year/period ended September 30, 2021:
	AllianzIM U.S. Large Cap Buffer10 Jan ETF(1)	AllianzIM U.S. Large Cap Buffer20 Jan ETF(1)	AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Large Cap Buffer20 Apr ETF	AllianzIM U.S. Large Cap Buffer10 Jul ETF
Purchased Options:
Average Notional Amount	$46,320	$68,640	$12,892	$18,585	$25,785

Options Written:
Average Notional Amount	$57,900	$85,800	$16,115	$23,231	$32,231
	AllianzIM U.S. Large Cap Buffer20 Jul ETF	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF(2)
Purchased Options:
Average Notional Amount	$20,154	$45,015	$38,492	$16,000

Options Written:
Average Notional Amount	$25,192	$56,269	$48,115	$20,000
(1)	Positions were opened for the period December 31, 2020 (commencement of operations) through September 30, 2021.
(2)	Positions were opened for the period September 30, 2021 (commencement of operations) through September 30, 2021.
e. Securities Transactions and Net Investment Income
Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when a Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expenses.
f. Cash Equivalents and Temporary Investments
Each Fund may invest in securities with maturities of less than one year or cash equivalents, including money market funds, or each may hold cash.
g. Dividend Distributions
The Funds expect to declare and distribute all of their net investment income, if any, to shareholders as dividends at least annually. The Funds may distribute such dividend income and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Funds.
h. Reclassification
GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per share.
i. Taxes
It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable net investment income and capital gains, if any, to their shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2021(continued)
and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned. Management has reviewed the tax positions and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions for the tax years ended September 30, 2020 and September 30, 2021. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year or period ended September 30, 2021, the Funds did not incur any interest or penalties.
NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Adviser
The Adviser, located at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, furnishes investment management services to the Funds pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”), subject to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended.
Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee for managing the Funds’ assets at the annual rate listed below. This unitary management fee is designed to pay the Funds’ ordinary operating expenses and to compensate the Adviser for the services it provides to the Funds. Under the Advisory Agreement, the Adviser pays all of the ordinary operating expenses of the Funds, excluding (i) the Funds’ management fees, (ii) acquired fund fees and expenses, (iii) payments under the Funds’ Rule 12b-1 plan (if any), (iv) brokerage expenses (including any costs incidental to transactions in portfolio securities or other instruments), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses (including expenses arising from mergers, acquisitions or similar transactions involving any Fund).
The fee is equal to the 0.74% annual rate of the average daily net assets of each Fund. Management fees are paid at end of each outcome period.
Other Funds’ Service Providers
Brown Brothers Harriman & Co. (“BBH”) is the Funds’ administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds and ETFs.
Brown Brothers Harriman & Co. has entered into an agreement with State Street Corporation (“State Street”) under which State Street will acquire BBH’s Investor Services business; which includes its custody, fund accounting and administration, transfer agency, depositary services, foreign exchange and securities lending services. The transaction is expected to be completed by the end of 2021, subject to customary closing conditions and regulatory approvals.
Foreside Fund Services, LLC (the “Distributor”), is the distributor for the shares of the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Foreside Fund Officer Services, LLC provides the Funds with a Principal Financial Officer.
Stradley Ronon Stevens and Young, LLP serves as legal counsel to the Trust.
Cohen & Company, Ltd. serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.
NOTE 4 – PORTFOLIO SECURITIES
There were no aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the reporting year or period ended September 30, 2021.

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2021(continued)
NOTE 5 – PURCHASE AND SALE OF FUND SHARES
The Funds issue and redeem Shares at NAV only with Authorized Participants and only in Creation Units (large blocks of 25,000 Shares) or multiples thereof, in exchange for a basket of cash and/or instruments that each Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable by the Funds.
Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of the date of this financial statement, Allianz Life Insurance Company North America, the parent company of the Adviser, owned more than 25% of the outstanding Shares of AllianzIM U.S. Large Cap Buffer10 Oct ETF, AllianzIM U.S. Large Cap Buffer20 Oct ETF and AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF.
NOTE 6 – DISTRIBUTIONS AND TAXATION OF THE FUNDS
The Funds intend to elect and qualify each year for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If the Funds meet certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
The Funds may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of their income and gains that have been distributed. If the Funds use equalization accounting, they will allocate a portion of their undistributed investment company taxable income and net capital gains to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that they distribute in cash. If the IRS determines that the Funds’ allocation is improper and that the Funds have under-distributed their income and gain for any taxable year, the Funds may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the distribution requirements under the Code as noted above, the Fund will not qualify that year as a RIC.
Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. As of September 30, 2021, the following Funds have reclassifications due to permanent book-to-tax differences as a result of deemed distributions for tax purposes:
	Paid-in Capital	Total distributed earnings (accumulated loss)
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$3,273,658	$(3,273,658)
AllianzIM U.S. Large Cap Buffer20 Jan ETF	1,996,892	(1,996,892)
AllianzIM U.S. Large Cap Buffer10 Apr ETF	1,212,434	(1,212,434)
AllianzIM U.S. Large Cap Buffer20 Apr ETF	645,291	(645,291)
AllianzIM U.S. Large Cap Buffer10 Jul ETF	691,542	(691,542)
AllianzIM U.S. Large Cap Buffer20 Jul ETF	202,364	(202,364)
AllianzIM U.S. Large Cap Buffer10 Oct ETF	4,718,441	(4,718,441)
AllianzIM U.S. Large Cap Buffer20 Oct ETF	2,197,548	(2,197,548)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	−	—

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2021(continued)
The tax character of distributions paid by the Funds during the year ended September 30, 2021 were as follows:
	Ordinary Income	Net Long-Term Capital Gains	Total
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$—	$—	$—
AllianzIM U.S. Large Cap Buffer20 Jan ETF	—	—	—
AllianzIM U.S. Large Cap Buffer10 Apr ETF	56,334	96,385	152,719
AllianzIM U.S. Large Cap Buffer20 Apr ETF	31,260	58,899	90,159
AllianzIM U.S. Large Cap Buffer10 Jul ETF	48,145	80,968	129,113
AllianzIM U.S. Large Cap Buffer20 Jul ETF	30,959	56,644	87,603
AllianzIM U.S. Large Cap Buffer10 Oct ETF	—	—	—
AllianzIM U.S. Large Cap Buffer20 Oct ETF	—	—	—
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	—	—	—
There were no distributions paid by the Funds during the period ended September 30, 2020.
There were no accumulated undistributed earnings on a tax basis as of September 30, 2021.
The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of September 30, 2021 were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$45,660,904	$—	$—	$—
AllianzIM U.S. Large Cap Buffer20 Jan ETF	64,482,621	—	—	—
AllianzIM U.S. Large Cap Buffer10 Apr ETF	16,413,923	—	—	—
AllianzIM U.S. Large Cap Buffer20 Apr ETF	25,448,347	—	—	—
AllianzIM U.S. Large Cap Buffer10 Jul ETF	35,446,991	—	—	—
AllianzIM U.S. Large Cap Buffer20 Jul ETF	46,655,538	—	—	—
AllianzIM U.S. Large Cap Buffer10 Oct ETF	43,446,940	—	—	—
AllianzIM U.S. Large Cap Buffer20 Oct ETF	33,902,937	—	—	—
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	15,820,964	—	—	—
The reason for the differences between book and tax basis unrealized appreciation/(depreciation) is due to the options contracts being treated as realized for tax purposes.
The Funds intend to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. As of September 30, 2021, the Funds’ capital loss carryforwards were as follows:
Capital Loss Carryforward
	Short-Term	Long-Term
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$—	$—
AllianzIM U.S. Large Cap Buffer20 Jan ETF	—	—
AllianzIM U.S. Large Cap Buffer10 Apr ETF	—	—
AllianzIM U.S. Large Cap Buffer20 Apr ETF	—	—
AllianzIM U.S. Large Cap Buffer10 Jul ETF	—	—
AllianzIM U.S. Large Cap Buffer20 Jul ETF	—	—
AllianzIM U.S. Large Cap Buffer10 Oct ETF	—	—
AllianzIM U.S. Large Cap Buffer20 Oct ETF	—	—
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	778	1,166
During the year ended September 30, 2021, the AllianzIM US Large Cap Buffer10 OCT ETF and AllianzIM US Large Cap Buffer20 OCT ETF utilized net capital loss carryforwards in the amount of $2,088 and $2,088, respectively.

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2021(continued)
NOTE 7 – INDEMNIFICATION
The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.
NOTE 8 – RISK OF INVESTING IN THE FUNDS
The Funds’ investment strategy is different from more typical investment products, and the Funds may be unsuitable for some investors. It is important that investors understand the Funds’ investment strategy before making an investment in the Funds. Investors should carefully review the Funds’ investment objectives, strategies and risks included in the Funds’ prospectus before investing.
FLEX Options Risk
The Funds will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the value of the S&P 500 Price Index, changes in interest rates, changes in the actual and implied volatility of the S&P 500 Price Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index; although they generally move in the same direction, it is possible they may move in different directions.
Market Risk
The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of Funds’ Shares and could result in increased market volatility. During any such events, the Funds’ Shares may trade at increased premiums or discounts to its NAV.
Buffered Loss Risk
There can be no guarantee that the Funds will be successful in implementing their stated Buffer strategy in an Outcome Period. Despite the intended Buffer, a shareholder may lose their entire investment. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Funds do not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2021(continued)
Capped Upside Return Risk
The Funds’ strategy seeks to provide returns that match those of the S&P 500 Price Index at the end of the Outcome Period, subject to each Fund’s stated Cap. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in a Fund held for the entire Outcome Period. In the event that the S&P 500 Price Index experiences gains in excess of a Fund’s stated Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index has increased, the investor may have little or no opportunity for investment gain on their Shares for that Outcome Period due to the effect of the Cap. The Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
Investment Objective and Outcome Period Risk
There can be no guarantee that the Funds will be successful in their strategy to provide shareholders with a return that matches that of the S&P 500 Price Index at the end of an Outcome Period, subject to the Cap and the Buffer. The Funds’ strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Funds seek to achieve for the Outcome Period.
Tax Risk
To maintain its status as a RIC, the Funds must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Funds investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Funds will enter into. Therefore, there is a risk that the Funds will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Funds do not qualify as RICs for any taxable year and certain relief provisions are not available, the Funds’ taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, if a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Funds issue a dividend (commonly known as “buying a dividend”), the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Valuation Risk
During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Funds, the ability of the Funds to value the FLEX Options becomes more difficult and the judgment of the Adviser or a fair value pricing vendor (in accordance with the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Funds’ holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Funds to accurately assign a daily value.
Liquidity Risk
In the event that trading in the underlying FLEX Options is limited or absent, the value of the Funds’ FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2021(continued)
Cash Transactions Risk
The Funds may issue and redeem creation units of their Shares solely or partially for cash, rather than in-kind for securities and portfolio instruments. As a result, an investment in the Funds may be less tax-efficient than an ETF that transacts principally in-kind. To the extent the Funds effect redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of Shares may result in capital gains or losses and may also result in higher brokerage costs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes, which generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.
Non-Diversification
The Funds are classified as non-diversified under the 1940 Act. As a result, the Funds are only limited as to the percentage of their assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Funds may invest a relatively high percentage of their assets in a limited number of issuers. As a result, the Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Premium/Discount Risk
The Adviser cannot predict whether Shares will trade on the Exchange below, at or above their NAV because the Shares trade at market prices and not at NAV. Price differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.
Active Markets Risk
There can be no assurance that an active trading market for the Shares will develop or be maintained. The Funds face numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Funds.
NOTE 9 – CORONAVIRUS (COVID-19) PANDEMIC
The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
NOTE 10 – SUBSEQUENT EVENTS
The Funds have evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

AIM ETF PRODUCTS TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
AIM ETF Products Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AIM ETF Products Trust comprising the funds listed below (the “Funds”) as of September 30, 2021, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2021, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United it States of America.
Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
AllianzIM U.S. Large Cap Buffer10 Jan ETF and AllianzIM U.S. Large Cap Buffer20 Jan ETF	For the period from December 31, 2020 (commencement of operations) through September 30, 2021
AllianzIM U.S. Large Cap Buffer10 Apr ETF and AllianzIM U.S. Large Cap Buffer20 Apr ETF	For the year ended September 30, 2021	For the year ended September 30, 2021 and for the period from May 28, 2020 (commencement of operations) through September 30, 2020
AllianzIM U.S. Large Cap Buffer10 Jul ETF and AllianzIM U.S. Large Cap Buffer20 Jul ETF	For the year ended September 30, 2021	For the year ended September 30, 2021 and for the period from June 30, 2020 (commencement of operations) through September 30, 2020
AllianzIM U.S. Large Cap Buffer10 Oct ETF and AllianzIM U.S. Large Cap Buffer20 Oct ETF	For the year ended September 30, 2021	For the year ended September 30, 2021 and for the one day ended September 30, 2020 (commencement of operations)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	For the one day ended September 30, 2021 (commencement of operations)
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2020.
COHEN & COMPANY, LTD.
Cleveland, Ohio
November 22, 2021

AIM ETF PRODUCTS TRUST
Disclosure of Fund Expenses
September 30, 2021 (unaudited)
Example
As a shareholder of a Fund, you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions for the purchases and sales of your Fund Shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from April 1, 2021 until September 30, 2021*.
Actual Expenses
The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in a Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the numbers under the heading “Hypothetical Expenses Paid During the Six-Month Period” is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. If transaction costs were included, your costs would have been higher.
Fund	Beginning Account Value 4/30/2021	Actual Ending Value 9/30/2021	Actual Expenses Paid During the Period	Hypothetical Ending Account Value 9/30/2021	Hypothetical Expenses Paid During the Six-Month Period(a)	Annualized Expense Ratio
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$1,000.00	$1,051.50	$3.81	$1,021.36	$3.75	0.74%
AllianzIM U.S. Large Cap Buffer20 Jan ETF	$1,000.00	$1,024.30	$3.76	$1,021.36	$3.75	0.74%
AllianzIM U.S. Large Cap Buffer10 Apr ETF	$1,000.00	$1,058.50	$3.82	$1,021.36	$3.75	0.74%
AllianzIM U.S. Large Cap Buffer20 Apr ETF	$1,000.00	$1,029.30	$3.76	$1,021.36	$3.75	0.74%
AllianzIM U.S. Large Cap Buffer10 Jul ETF	$1,000.00	$1,014.80	$3.74	$1,021.36	$3.75	0.74%
AllianzIM U.S. Large Cap Buffer20 Jul ETF	$1,000.00	$1,006.00	$3.72	$1,021.36	$3.75	0.74%
AllianzIM U.S. Large Cap Buffer10 Oct ETF	$1,000.00	$1,040.40	$3.79	$1,021.36	$3.75	0.74%
AllianzIM U.S. Large Cap Buffer20 Oct ETF	$1,000.00	$1,018.00	$3.74	$1,021.36	$3.75	0.74%
*
The AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF commenced operations on September 30, 2021. There were no expenses accrued for that Fund for the one day period ended September 30, 2021. Accordingly, no information is presented for the Fund in the table above.

(a)
Fund expenses are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2021, and divided by the 365 (to reflect the one-half year period).

AIM ETF PRODUCTS TRUST
Other Information
Proxy Voting Information
Information regarding how the Funds’ voted proxies related to portfolio securities during the most recent 12-month period ended June 30, 2021 is available without charge and upon request by calling 1-877-429-3837, at AllianzIM.com or on the SEC’s website at http://www.sec.gov. Proxies for the Funds’ portfolio securities are voted in accordance with the Adviser’s proxy voting policies and procedures, which are set forth in the Trust’s Statement of Additional Information.
Quarterly Portfolio Holdings Information
The Trust files complete schedules of Fund portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Forms N-PORT are available on the SEC’s website at http://www.sec.gov or on the Funds' website at www.allianzim.com/regulatory-documents/ or by calling 1-877-429-3837.

AIM ETF PRODUCTS TRUST
Board Approval of the Investment Advisory Agreement (unaudited)
AllianzIM U.S. Large Cap Buffer10 Jan ETF
AllianzIM U.S. Large Cap Buffer20 Jan ETF
AllianzIM U.S. Large Cap Buffer10 Apr ETF
AllianzIM U.S. Large Cap Buffer20 Apr ETF
AllianzIM U.S. Large Cap Buffer10 Jul ETF
AllianzIM U.S. Large Cap Buffer20 Jul ETF
AllianzIM U.S. Large Cap Buffer10 Oct ETF
AllianzIM U.S. Large Cap Buffer20 Oct ETF
At a virtual meeting of the Board of Trustees (the “Board”) of AIM ETF Products Trust (the “Trust”) held September 14, 2021, in which all those participating could hear each other simultaneously, the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the renewal of the investment advisory agreement (the “Agreement”) between Allianz Investment Management LLC (the “Manager”) and the Trust with respect to each of the AllianzIM U.S. Large Cap Buffer10 Jan ETF, AllianzIM U.S. Large Cap Buffer20 Jan ETF, AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF, AllianzIM U.S. Large Cap Buffer20 Jul ETF, AllianzIM U.S. Large Cap Buffer10 Oct ETF, and AllianzIM U.S. Large Cap Buffer20 Oct ETF (each, a “Fund”), for an additional one-year period, ending December 31, 2022.
Under the Agreement, the Manager is obligated to pay all of the ordinary operating expenses of each Fund, except for certain excluded items (the “Unified Fee”). Information relevant to the approval of renewal was presented and considered at Board meetings held June 21, 2021, August 17, 2021, and September 14, 2021 (the “Meetings”). In considering renewal of the Agreement, the Independent Trustees also met in executive session with independent counsel, who provided assistance and advice.
The Board, including the Independent Trustees, evaluated the terms of the Agreement, reviewed information provided by the Manager in connection with the Agreement, and reviewed the duties and responsibilities of the Trustees in evaluating and renewing the Agreement. The materials provided for the Meetings included: (i) the Agreement; (ii) the Manager’s responses to an information request relating to the Agreement and the services thereunder; (iii) financial information relating to the Manager’s profitability in managing each Fund; (iv) information concerning the business, operations and compliance program of the Manager; and (v) a memorandum from independent counsel regarding the role and responsibilities of trustees in considering the renewal of investment advisory arrangements. The Board reviewed and considered information provided by the Manager throughout the year at regular Board meetings and in executive sessions. At each such meeting, the Board was advised by independent counsel. The Board also considered data provided by the Manager, from an unaffiliated third party database, comparing the advisory fee and expense ratio of each Fund with the fees and expenses of a peer group of similar U.S.-listed buffer ETFs (the “Peer Group”). The Board discussed the criteria used by the Manager for selecting the Peer Group and concluded that the data was useful and reliable for the purpose of reviewing the Agreement. Throughout the process, the Board had numerous opportunities to ask questions of and request additional materials from the Manager.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser has realized or may realize “economies of scale” as the fund grows larger; any indirect benefits that have accrued or may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent board members are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and took them into account in its review of the Agreement for each Fund.

AIM ETF PRODUCTS TRUST
Board Approval of the Investment Advisory Agreement (unaudited)(continued)
Shareholder reports are required to include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below with the Board’s conclusions regarding such factors:
(a)
The nature, extent and quality of services provided to each Fund by the Manager. The Board considered the scope of services provided under the Agreement. In considering the nature, extent and quality of the services provided by the Manager, the Board reviewed the Manager’s compliance infrastructure and the financial strength and resources of the Manager and its parent organization. The Board also reviewed information regarding the qualifications, background and experience of the investment personnel responsible for the day-to-day management of each Fund, including expertise with hedging strategies and derivatives instruments. The Board considered the Manager’s experience as the investment manager to the Funds as well as to mutual funds underlying variable products and other accounts. The Board also considered the services provided to each Fund by the Manager, such as implementation of the Fund’s investment strategy, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by the Manager based on its experience, personnel, operations and resources.

(b)
The cost of services provided to each Fund by the Manager, profitability and economies of scale. The Board reviewed the expense ratio and advisory fee paid by each Fund and considered the expense ratios and advisory fees of the Peer Group. The Board noted that each Fund’s advisory fee and net expense ratio were lower than the advisory fees and net expense ratios of all funds included in the Peer Group, but the Board also took into account that the buffer ETF strategy is relatively new and unique and, therefore, that the Peer Group is relatively limited. The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Manager bears all of the ordinary operating expenses of the Funds, except for certain excluded items. The Board concluded that the advisory fee was reasonable.

The Board also evaluated the compensation and benefits received by the Manager and its affiliates from their relationship with each Fund, taking into account the Manager’s profitability. The Board noted that, due to the relatively recent inception of the Funds, each Fund had not yet gathered sufficient resources to result in any meaningful economies of scale; the Board expected to address economies of scale when assets under management reached appropriate levels.
(c)
The investment performance of each Fund and the Manager. The Board considered the investment performance of each Fund, including how it compared to the performance of the Fund’s reference index and in light of the Fund’s buffered outcome investment strategy, recognizing that the Funds have only a limited performance history due to the relatively recent inception of the Funds. With respect to the AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF and AllianzIM U.S. Large Cap Buffer20 Jul ETF, the Board considered that each Fund finished its initial outcome period in line with the performance outcome it seeks to achieve. The Board concluded that each Fund’s investment performance has been consistent with the Fund’s investment objective and strategies. The Board received and considered information about the premium/discount history of each Fund, which illustrated the number of times that the market price of the Fund trading on the secondary market closed above or below the net asset value of the Fund, and by how much, measured in basis points. The Board also took into account the Manager’s experience managing mutual funds underlying variable products and other accounts. The Board noted that such experience demonstrated the Manager’s ability to effectively manage 1940 Act registered investment companies. After considering all of the information, the Board concluded that each Fund and its shareholders were likely to continue to benefit from the Manager’s management.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Agreement, the Board concluded that the advisory fee was reasonable, and that the renewal of the Agreement was in the best interest of each Fund. No single factor was determinative to the decision of the Board, and each individual Trustee may have assigned different weights to various factors.

AIM ETF PRODUCTS TRUST
Board Approval of the Investment Advisory Agreement (unaudited)(continued)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
At a virtual meeting (the “Meeting”) of the Board of Trustees (the “Board”) of AIM ETF Products Trust (the “Trust”) held May 18, 2021, in which all those participating could hear each other simultaneously, the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the investment advisory agreement (the “Agreement”) between Allianz Investment Management LLC (the “Manager”) and the Trust with respect to the AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (the “Fund”), for an initial two-year term.
Under the Agreement, the Manager is obligated to pay all of the ordinary operating expenses of the Fund, except for certain excluded items (the “Unified Fee”). In considering approval of the Agreement, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice. The Board, including the Independent Trustees, evaluated the terms of the Agreement, reviewed information provided by the Manager in connection with the Agreement, and reviewed the duties and responsibilities of the Trustees in evaluating and approving the Agreement. The materials provided for the Meeting included: (i) the form of Agreement; (ii) the Manager’s responses to an information request relating to the Agreement and the services thereunder; (iii) financial information relating to the Manager’s estimated profitability in managing the Fund; (iv) information concerning the business, operations and compliance program of the Manager; and (v) a memorandum from independent counsel regarding the role and responsibilities of trustees in considering the approval of investment advisory arrangements. The Board also considered data provided by the Manager, from an unaffiliated third party database, comparing the proposed advisory fee and projected expense ratio of the Fund with the fees and expenses of a peer group of similar U.S.-listed buffer ETFs (the “Peer Group”). The Board discussed the criteria used by the Manager for selecting the Peer Group and concluded that the data was useful and reliable for the purpose of reviewing the Agreement.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent board members are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and took them into account in its review of the Agreement for the Fund.
Shareholder reports are required to include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below with the Board’s conclusions regarding such factors:
(a)
The nature, extent and quality of services to be provided to the Fund by the Manager. The Board considered the scope of services to be provided under the Agreement. In considering the nature, extent and quality of the services to be provided by the Manager, the Board reviewed the Manager’s compliance infrastructure and the financial strength and resources of the Manager and its parent organization. The Board also reviewed information regarding the qualifications, background and experience of the investment personnel who will be responsible for the day-to-day management of the Fund, including expertise with hedging strategies and derivatives instruments. The Board considered the Manager’s experience as the investment manager to the other series of the Trust as well as to mutual funds underlying variable products and other accounts. The Board also considered the services to be provided to the Fund by the Manager, such as implementation of the Fund’s investment strategy, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Manager based on its experience, personnel, operations and resources.

(b)
The cost of services to be provided to the Fund by the Manager, profitability and economies of scale. The Board reviewed the proposed expense ratio and advisory fee to be paid by the Fund and considered the expense ratios and advisory fees of the Peer Group. The Board noted that the Fund’s advisory fee and net

AIM ETF PRODUCTS TRUST
Board Approval of the Investment Advisory Agreement (unaudited)(continued)
expense ratio were lower than the advisory fees and net expense ratios of all funds included in the Peer Group, but the Board also took into account that the buffer ETF strategy is relatively new and unique and, therefore, that the Peer Group is relatively limited. The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Manager bears all of the ordinary operating expenses of the Fund, except for certain excluded items. The Board concluded that the advisory fee was reasonable.
The Board also evaluated the compensation and benefits expected to be received by the Manager and its affiliates from their relationship with the Fund, taking into account estimates of the Manager’s anticipated profitability. The Board noted that the Manager had borne all of the organizational expenses of the Fund. The Board noted that, because the Fund had not yet commenced operations, it was too early to assess the potential for economies of scale, though the Board expected to address economies of scale when assets under management reached appropriate levels.
(c)
The investment performance of the Fund and the Manager. The Board noted that there was no prior performance of the Fund to consider, but the Board took into account the Manager’s experience managing the other series of the Trust as well as mutual funds underlying variable products and other accounts. The Board noted that such experience demonstrated the Manager’s ability to effectively manage 1940 Act registered investment companies. After considering all of the information, the Board concluded that the Fund and its shareholders were likely to benefit from the Manager’s management.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Agreement, the Board concluded that the advisory fee was reasonable, and that the approval of the Agreement was in the best interest of the Fund. No single factor was determinative to the decision of the Board, and each individual Trustee may have assigned different weights to various factors.

AIM ETF PRODUCTS TRUST
Trustees and Officers of the Trust (unaudited)
There are currently eight Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are shown below. Additional information about the Trustees can be found in the Trust's Statement of Additional Information, which is available without charge, by request, on the Funds' website at www.allianzim.com/regulatory-documents/ or by calling 1-877-429-3837.
Name, Address, and Birth Year	Positions Held with the Trust	Term of Office(2)/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex(3)	Other Directorships Held Outside the AIM Complex During Past 5 Years
INDEPENDENT TRUSTEES(1)
Peter R. Burnim (1947) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since February 2020	Retired; previously, Chairman, Emrys Analytics (a company focused on predictive analytics, artificial intelligence in insurance underwriting and cyber risk) and subsidiaries, 2015 to 2018; Chairman, Argus Investment Strategies Fund Ltd., 2013 to 2017; Managing Director, iQ Venture Advisors, LLC, 2005 to 2016, Consultant thereafter; Chairman, Sterling Bank & Trust (Bahamas) Ltd., 2016 to present, and Sterling Trust (Cayman) Ltd. 2015 to present	46	Argus Group Holdings and Subsidiaries, Deputy Chairman; Sterling Trust (Cayman) Ltd., Chairman; Sterling Bank & Trust Limited (Bahamas); Emrys Analytics; EGB Insurance.
Peggy L. Ettestad (1957) 5701 Golden Hills Drive Minneapolis, MN 55416	Lead Independent Trustee	Since February 2020	Managing Director, Red Canoe Management Consulting LLC, 2008 to present	46	None
Tamara Lynn Fagely (1958) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since February 2020	Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to 2013	46	Diamond Hill Funds (12 funds)
Richard H. Forde (1953) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since February 2020	Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to 2019	46	Connecticut Water Service, Inc.
Jack Gee (1959) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since February 2020	Retired; previously, Managing Director, BlackRock, Inc., Treasurer and Chief Financial Officer U.S. iShares, 2004 to 2019	46(4)	Engine No. 1 ETF Trust (1 fund); Esoterica Thematic Trust (2019 - 2020)
Claire R. Leonardi (1955) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since February 2020	Retired; previously, CEO, Health eSense Inc. (a medical device company), 2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm), 2012 to 2015	46	None
Dickson W. Lewis (1948) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since February 2020	Retired; previously, senior executive for Lifetouch National School Studios (a photography company), 2006 to 2014, Jostens (a producer of yearbooks and class rings), 2001 to 2006, and Fortis Financial Group, 1997 to 2001	46	None
INTERESTED TRUSTEE(5)
Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee and President	Since December 2019	President, Allianz Investment Management LLC, 2010 to present; Vice President, Allianz Life Insurance Company of North America, 2011 to present	46	None
(1)	Member of the Audit Committee.
(2)	Indefinite.
(3)	The AIM Complex includes the Trust, the Allianz Variable Insurance Products Trust, and the Allianz Variable Insurance Products Fund of Funds Trust.
(4)	Mr. Gee is a consultant to the Independent Trustees of the Allianz Variable Insurance Products Trust and Allianz Variable Insurance Products Fund of Funds Trust.
(5)	Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz.

AIM ETF PRODUCTS TRUST
Trustees and Officers of the Trust (unaudited)(continued)
The officers of the Trust not named above are:
Name, Address, and Birth Year	Positions Held with the Trust	Term of Office(1)/Length of Time Served	Principal Occupation(s) During Past 5 Years
Erik Nelson (1972) 5701 Golden Hills Drive Minneapolis, MN 55416	Secretary	Since December 2019	Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz Life Insurance Company of North America, 2008 to present.
Monique Labbe (1973) 10 High Street #302 Boston, MA 02110	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since February 2020	Senior Director, Foreside Fund Officer Services, LLC, September 2014 to present(2)
Chris R. Pheiffer (1968) 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(3) and Anti-Money Laundering Compliance Officer	Since February 2020	Chief Compliance Officer of the VIP Trusts, 2014 to present
Darin Egbert (1975) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since February 2020	Vice President, Allianz Investment Management LLC, May 2020 to present; previously, Assistant Vice President, Allianz Investment Management LLC, February 2015 to May 2020
Michael Tanski (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since February 2020	Assistant Vice President, Allianz Investment Management LLC, 2013 to present
Thomas Paustian (1979) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since February 2020	Hedge Portfolio Manager and Senior Vice President, Allianz Investment Management LLC, June 2020 to present; previously, Hedge Portfolio Manager and Vice President, 2014 to May 2020
Blair Johnston (1978) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since February 2020	Senior Vice President, Allianz Investment Management LLC, October 2016 to present; previously, Vice President, October 2012 to October 2016
(1)	Indefinite.
(2)	Ms. Labbe serves as an officer to other unaffiliated mutual funds or closed-end funds for which the Distributor (or its affiliates) acts as distributor (or provider of other services).
(3)
The Adviser and the Trust are parties to a Compliance Services Agreement under which the Adviser provides an employee of the Adviser or one of its affiliates to act as the Trust’s Chief Compliance Officer.

AIM ETF PRODUCTS TRUST
Investment Adviser
Allianz Investment Management LLC
5701 Golden Hills Drive
Minneapolis, Minnesota 55416
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
Administrator, Custodian, Fund Accountant, and Transfer Agent
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, Massachusetts 02110
Legal Counsel
Stradley Ronon Stevens and Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Item 2.	Code of Ethics.
As of the period ended September 30, 2021 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the Reporting Period, there have been no changes to, amendments to or waivers from, any provision of the code of ethics.
Item 3.	Audit Committee Financial Expert.
The Board of Trustees of the Registrant has determined that Tamara Lynn Fagely possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ms. Fagely as the Registrant’s audit committee financial expert. Ms. Fagely is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.
Item 4.	Principal Accountant Fees and Services.
The following fees paid to Cohen & Company, Ltd., the Registrant’s principal accounting firm, for services rendered for the fiscal years ended September 30, 2021 and September 30, 2020.
(a)	Audit Fees
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $93,500 for 2021 and $58,000 for 2020.
(b)	Audit Related Fees
The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2021 and $0 for 2020.
(c)	Tax Fees
The aggregate fees billed in each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $29,000 for 2021 and $16,000 for 2020. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.
(d)	All Other Fees
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item was $0 for 2021 and $0 for 2020.
The other services provided to the Registrant consisted of examinations pursuant to Rule 17f-2 of the Investment Company Act of 1940, as amended and filings of Form N-17f-2 “Certificate of Accounting of Securities and Similar Investments in the Custody of Management Investment Companies” with the U.S. Securities and Exchange Commission (“17f-2 Services”) in addition to audit services, tax services and 17f-2 Services provided to other series of the Registrant.
(e)(1)
Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)(2)
The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 100%; Tax Fees were 100%; and Other Fees were 0%.

(f)	Not applicable.

(g)
The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $0 for the fiscal year ended September 30, 2021 and $0 for the fiscal year ended September 30, 2020.

(h)
The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.
Not Applicable
Item 6.	Investments.
(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11.	Controls and Procedures.
(a)
The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13.	Exhibits.
(a)(1)
Code of Ethics applicable to Principal Executive and Principal Financial Officers of Registrant pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(1) to this Form N-CSR.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.
(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) AIM ETF PRODUCTS TRUST

By: (Signature and Title)

/s/ Brian Muench
Brian Muench
Title: President (Principal Executive Officer)
Date: November 29, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By: (Signature and Title)

/s/ Brian Muench
Brian Muench
Title: President (Principal Executive Officer)
Date: November 29, 2021

By: (Signature and Title)

/s/ Monique Labbe
Monique Labbe
Title: Treasurer (Principal Financial Officer)
Date: November 29, 2021